UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number   File No. 811-08520

TIAA SEPARATE ACCOUNT VA-1

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of principal executive offices) (Zip code)

Terry H. Lin, Esq.

c/o TIAA

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Item 1. Reports to Stockholders.

Semiannual Report June 30, 2016
TIAA Separate Account VA-1 Financial statements (unaudited)

Understanding this report

This semiannual report contains information about the TIAA Separate Account VA-1 and describes the account’s results for the six months ended June 30, 2016. The report contains three main sections:

•	The account performance section compares the account’s investment returns with those of its benchmark index.
•	The summary portfolio of investments lists the industries and types of securities in which the account had investments as of June 30, 2016.
•	The financial statements provide detailed information about the operations and financial condition of the account.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in the TIAA Separate Account VA-1, please refer to the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-223-1200. We urge you to read the prospectus carefully before investing.

Contents

Information for contractowners	1
Important information about expenses	2
About the account’s benchmark	3
Account performance
Stock Index Account	4
Summary portfolio of investments	6
Financial statements (unaudited)
Statement of assets and liabilities	10
Statement of operations	11
Statements of changes in net assets	12
Financial highlights	14
Notes to financial statements	16
Management committee renewal of the investment management agreement	23
How to reach us	Inside back cover

Information for contractowners

Portfolio holdings

The TIAA Separate Account VA-1’s summary portfolio of investments begins on page 6 of this report.

You can obtain a complete list of the portfolio holdings of the TIAA Separate Account VA-1 (Schedule of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy free of charge.

You can also obtain a complete list of the portfolio holdings of the account as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of December 31 or June 30; Form N-Q filings are as of March 31 or September 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202-551-8090 for more information.)

Proxy voting

The TIAA Separate Account VA-1’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at www.sec.gov. You may also call us at 800-223-1200 to request a free copy. A report of how the account voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017–3206; or by phone at 800-223-1200.

Account management

The TIAA Separate Account VA-1 is managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the account.

TIAA Separate Account VA-1  ¡  2016 Semiannual Report    1

Important information about expenses

All contractowners in the TIAA Separate Account VA-1 incur ongoing costs, including management fees and other account expenses.

The TIAA Separate Account VA-1 is the underlying investment vehicle for Teachers Personal Annuity contracts issued by Teachers Insurance and Annuity Association of America. Premium taxes may apply to certain contracts. Because of this additional charge, the cost to investors may be higher than the figures shown in the expense example. Information about this additional charge can be found in the prospectus.

The expense example that appears in the table on page 3 is intended to help you understand your ongoing costs (in U.S. dollars) and does not reflect transactional costs incurred by the account for buying and selling securities. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other variable annuity accounts and mutual funds. Contractowners in the TIAA Separate Account VA-1 do not incur a sales charge for purchases or other distributions.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2016–June 30, 2016).

Actual expenses

The first line in the table uses the account’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in the table shows hypothetical account values and expenses based on the account’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the account’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the account with the costs of other accounts. To do so, compare our 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other variable annuity accounts and mutual funds.

2    2016 Semiannual Report  ¡  TIAA Separate Account VA-1

Important information about expenses

Expense example

Six months ended June 30, 2016

Stock Index Account	Beginning account value (1/1/16)	Ending account value (6/30/16)	Expenses paid during period* (1/1/16–6/30/16)
Actual return	$1,000.00	$1,033.22	$3.79
5% annual hypothetical return	1,000.00	1,021.13	3.77

*

“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended June 30, 2016. The account’s annualized six-month expense ratio for that period was 0.75%. The total annual expense ratio reflects a voluntary agreement by the account’s investment adviser to waive a portion of its fee. Without such waiver, the account’s total annual expense ratio would have been 0.90%. Although TIAA reserves the right to increase the account’s mortality and expense risk charge to a maximum of 1.00% of average daily net assets per year, the total annual expense ratio will never exceed 1.50%.

About the account’s benchmark

The account’s benchmark is the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

The Russell 3000 Index is a trademark/service mark of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The account is not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the account nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular account or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based.

RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE OR THE RESULTS OF USE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITIES (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANT ABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

TIAA Separate Account VA-1  ¡   2016 Semiannual Report    3

Stock Index Account

Performance for the six months ended June 30, 2016

The Stock Index Account returned 3.32% for the period, compared with the 3.62% return of its benchmark, the Russell 3000® Index. For the twelve months ended June 30, 2016, the account returned 1.49%, versus 2.14% for the index.

For the six-month period, the account underperformed its benchmark index primarily because of the effect of expenses. The account’s return includes a deduction for expenses, while the benchmark’s does not. The account has a risk profile similar to that of its benchmark.

During the six-month period, the domestic economy grew at a modest pace, and the national unemployment rate was below 5.0%. Inflation remained well below the Federal Reserve’s target, and the dollar dropped against most other major currencies, fueling exports. U.S. stocks, as measured by the broad Russell 3000 Index, rose 3.62%. Value stocks, bolstered by a sharp rise in oil and other commodity prices, outperformed growth equities. Mid-caps outperformed their large-cap counterparts, while small-caps lagged but still turned in positive returns for the period. (Returns by investment style and market capitalization are based on the Russell indexes.)

Defensive stocks soar, while health care and financials fall

For the six-month period, seven of the ten industry sectors of the Russell 3000 Index generated positive returns. Defensive sectors such as interest-rate-sensitive utilities and telecommunication services performed best, returning 23.7% and 23.5%, respectively. Energy, which benefited from the rise in oil prices, rose 14.7%, followed by consumer staples, which returned 10.5%. Together, these four sectors represented 21.3% of the benchmark’s total market capitalization on June 30, 2016.

The sectors in the order of worst performance were health care, financials and information technology, which dropped 1.2%, 1.1% and 0.3%, respectively. Demand for health care stocks was dampened by investors’ concerns about drug pricing and the prospect of increased government regulation.

Only two of the five largest stocks in the index, based on market capitalization at period-end, outperformed for the six months. Exxon Mobil and Johnson & Johnson posted double-digit gains, while General Electric advanced modestly and Apple and Microsoft declined.

4    2016 Semiannual Report  ¡  TIAA Separate Account VA-1

Stock Index Account

Performance as of June 30, 2016

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	10 years

Stock Index Account	11/1/1994	3.32%	1.49%	10.81%	6.70%

Russell 3000 Index	—	3.62	2.14	11.60	7.40

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. The account’s performance reflects a fee waiver, which is currently in place. Without such waiver, the expenses of the account would have been higher and its performance lower. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Portfolio composition

Sector	% of net assets as of 6/30/2016

Information technology	19.2
Financials	17.7
Health care	14.1
Consumer discretionary	12.8
Industrials	10.5
Consumer staples	9.3
Energy	6.8
Utilities	3.7
Materials	3.3
Telecommunication services	2.6

Total	100.0
Holdings by company size

Market capitalization	% of equity investments as of 6/30/2016

More than $50 billion	51.0
More than $15 billion-$50 billion	23.2
More than $2 billion-$15 billion	20.9
$2 billion or less	4.9

Total	100.0

TIAA Separate Account VA-1  ¡   2016 Semiannual Report    5

Summary portfolio of investments (unaudited)

Stock Index Account  ▪  June 30, 2016

Shares		Company	Value (000)	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS			$8,892	1.0%

BANKS
427,109		Bank of America Corp	5,668	0.6
122,010		Citigroup, Inc	5,172	0.6
151,280		JPMorgan Chase & Co	9,401	1.0
190,623		Wells Fargo & Co	9,022	1.0
		Other	21,177	2.3

			50,440	5.5

CAPITAL GOODS
24,445		3M Co	4,281	0.5
382,434		General Electric Co	12,039	1.3
31,616		Honeywell International, Inc	3,677	0.4
32,246		United Technologies Corp	3,307	0.4
		Other	45,293	4.9

			68,597	7.5

COMMERCIAL & PROFESSIONAL SERVICES			9,655	1.1

CONSUMER DURABLES & APPAREL			14,730	1.6

CONSUMER SERVICES
36,296		McDonald’s Corp	4,368	0.5
59,271		Starbucks Corp	3,386	0.4
		Other	12,291	1.3

			20,045	2.2

DIVERSIFIED FINANCIALS			31,470	3.4

ENERGY
78,127		Chevron Corp	8,190	0.9
172,293	d	Exxon Mobil Corp	16,151	1.8
57,829		Schlumberger Ltd	4,573	0.5
		Other	33,175	3.6

			62,089	6.8

FOOD & STAPLES RETAILING
44,592		CVS Health Corp	4,269	0.5
62,856		Wal-Mart Stores, Inc	4,590	0.5
		Other	9,910	1.1

			18,769	2.1

FOOD, BEVERAGE & TOBACCO
81,000		Altria Group, Inc	5,586	0.6
161,894		Coca-Cola Co	7,339	0.8
60,158		PepsiCo, Inc	6,373	0.7
64,082		Philip Morris International, Inc	6,518	0.7
		Other	23,217	2.6

			49,033	5.4

6	2016 Semiannual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

Summary portfolio of investments (unaudited)

Stock Index Account  ▪  June 30, 2016

Shares		Company	Value (000)	% of net assets

HEALTH CARE EQUIPMENT & SERVICES
58,282		Medtronic plc	$5,057	0.6%
39,009		UnitedHealth Group, Inc	5,508	0.6
		Other	38,579	4.2

			49,144	5.4

HOUSEHOLD & PERSONAL PRODUCTS
110,730		Procter & Gamble Co	9,376	1.0
		Other	7,919	0.9

			17,295	1.9

INSURANCE
78,366	*	Berkshire Hathaway, Inc (Class B)	11,347	1.2
		Other	25,790	2.9

			37,137	4.1

MATERIALS			30,424	3.3

MEDIA
100,134		Comcast Corp (Class A)	6,528	0.7
67,428		Walt Disney Co	6,596	0.7
		Other	14,187	1.6

			27,311	3.0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
67,512		AbbVie, Inc	4,180	0.5
16,432	*	Allergan plc	3,797	0.4
31,202		Amgen, Inc	4,747	0.5
69,219		Bristol-Myers Squibb Co	5,091	0.6
55,137		Gilead Sciences, Inc	4,600	0.5
114,135		Johnson & Johnson	13,845	1.5
115,127		Merck & Co, Inc	6,632	0.7
249,704		Pfizer, Inc	8,792	1.0
		Other	28,346	3.0

			80,030	8.7

REAL ESTATE			43,217	4.7

RETAILING
16,163	*	Amazon.com, Inc	11,567	1.3
51,706		Home Depot, Inc	6,602	0.7
		Other	27,987	3.0

			46,156	5.0

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
195,996		Intel Corp	6,429	0.7
61,023		Qualcomm, Inc	3,269	0.4
		Other	15,127	1.6

			24,825	2.7

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2016 Semiannual Report	7

Summary portfolio of investments (unaudited)

Stock Index Account  ▪  June 30, 2016

Shares		Company		Value (000)		% of net assets

SOFTWARE & SERVICES
12,200	*	Alphabet, Inc (Class A)		$8,583		0.9%
12,331	*	Alphabet, Inc (Class C)		8,534		0.9
93,250	*	Facebook, Inc		10,657		1.2
36,535		International Business Machines Corp		5,545		0.6
40,338		MasterCard, Inc (Class A)		3,552		0.4
314,794		Microsoft Corp		16,108		1.8
122,885		Oracle Corp		5,030		0.5
79,761		Visa, Inc (Class A)		5,916		0.6
		Other		42,695		4.7

				106,620		11.6

TECHNOLOGY HARDWARE & EQUIPMENT
227,783		Apple, Inc		21,776		2.4
208,496		Cisco Systems, Inc		5,982		0.7
		Other		15,903		1.7

				43,661		4.8

TELECOMMUNICATION SERVICES
256,030		AT&T, Inc		11,063		1.2
169,578		Verizon Communications, Inc		9,469		1.0
		Other		3,667		0.4

				24,199		2.6

TRANSPORTATION				17,802		1.9

UTILITIES				33,780		3.7

		TOTAL COMMON STOCKS	(Cost $462,777)	915,321		100.0

RIGHTS / WARRANTS
DIVERSIFIED FINANCIALS				0	^	0.0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				1		0.0

SOFTWARE & SERVICES				0	^	0.0

TELECOMMUNICATION SERVICES				6		0.0

		TOTAL RIGHTS / WARRANTS	(Cost $6)	7		0.0

SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
		TIAA-CREF Short Term Lending Portfolio of the State Street Navigator
20,250,458	c	Securities Lending Trust		20,250		2.2

				20,250		2.2

		TOTAL SHORT-TERM INVESTMENTS	(Cost $20,250)	20,250		2.2

		TOTAL PORTFOLIO	(Cost $483,033)	935,578		102.2
		OTHER ASSETS & LIABILITIES, NET		(19,910)		(2.2)

		NET ASSETS		$915,668		100.0%

8	2016 Semiannual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Stock Index Account  ▪  June 30, 2016

*	Non-income producing.
^	Amount represents less than $1,000.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated by the custodian to cover margin requirements on open futures contracts transactions.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 6/30/16, the aggregate value of securities on loan is $19,956,000.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2016 Semiannual Report	9

Statement of assets and liabilities (unaudited)

TIAA Separate Account VA-1  ▪  June 30, 2016

(amounts in thousands, except accumulation unit value)	Stock Index Account

ASSETS
Portfolio investments, at value*†	$935,578
Cash	214
Dividends and interest receivable	1,081
Receivable from securities transactions	709
Receivable for variation margin on open futures contracts	1
Other	71

Total assets	937,654

LIABILITIES
Investment management fees payable	4
Service agreement fees payable	5
Payable for collateral for securities loaned	20,250
Payable for securities transactions	98
Due to affiliates	1,548
Payable for manager compensation	71
Other	10

Total liabilities	21,986

NET ASSETS
Accumulation Fund	$915,668

Accumulation units outstanding	5,846

Accumulation unit value	$156.64

* Portfolio investments, at cost	$483,033
† Includes securities loaned of	$19,956

10	2016 Semiannual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

Statement of operations (unaudited)

TIAA Separate Account VA-1  ▪  For the period ended June 30, 2016

(amounts in thousands)	Stock Index Account

INVESTMENT INCOME
Dividends*	$9,426
Income from securities lending	204

Total income	9,630

EXPENSES
Administrative services	889
Investment advisory	1,333
Mortality and expense risk charges	1,778

Total expenses	4,000
Less: Expense waiver by investment adviser	(667)

Net expenses	3,333

Net investment income (loss)	6,297

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	22,402
Futures contracts transactions	(34)

Net realized gain (loss) on total investments	22,368

Change in unrealized appreciation (depreciation) on:
Portfolio investments	442
Futures contracts transactions	3

Net change in unrealized appreciation (depreciation) on total investments	445

Net realized and unrealized gain (loss) on total investments	22,813

Net increase (decrease) in net assets from operations	$29,110

* Net of foreign withholding taxes	$5

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2016 Semiannual Report	11

Statements of changes in net assets

TIAA Separate Account VA-1  ▪  For the period or year ended

	Stock Index Account
(amounts in thousands)	June 30, 2016	December 31, 2015

	(unaudited)
OPERATIONS
Net investment income (loss)	$6,297	$12,940
Net realized gain (loss) on total investments	22,368	46,021
Net change in unrealized appreciation (depreciation) on total investments	445	(60,690)

Net increase (decrease) in net assets from operations	29,110	(1,729)

FROM PARTICIPANT TRANSACTIONS
Premiums	8,568	26,607
Withdrawals and death benefits	(47,072)	(88,394)

Net increase (decrease) from participant transactions	(38,504)	(61,787)

Net increase (decrease) in net assets	(9,394)	(63,516)

NET ASSETS
Beginning of period	925,062	988,578

End of period	$915,668	$925,062

ACCUMULATION UNITS
Units purchased	57	173
Units sold / transferred	(313)	(578)

Outstanding
Beginning of period	6,102	6,507

End of period	5,846	6,102

12	2016 Semiannual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

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TIAA Separate Account VA-1 ▪ 2016 Semiannual Report	13

Financial highlights

TIAA Separate Account VA-1

		Selected per accumulation unit data
		Gain (loss) from investment operations
For the period or year ended		Investment income[a]	Expenses[a]	Net investment income[a]	Net realized & unrealized gain (loss) on total investments	Net change in accumulation unit value	Accumulation unit value beginning of period

STOCK INDEX ACCOUNT
6/30/16	#	$1.608	$0.556	$1.052	$3.984	$5.032	$151.608
12/31/15		3.175	1.150	2.025	(2.347)	(0.322)	151.930
12/31/14		2.761	1.067	1.694	14.236	15.930	136.000
12/31/13		2.402	0.896	1.506	31.870	33.376	102.624
12/31/12		2.256	0.735	1.521	12.334	13.855	88.769
12/31/11		1.754	0.671	1.083	(0.755)	0.328	88.441

a	Based on average units outstanding.
b	Based on per accumulation unit data.
c	The percentages shown for this period are not annualized.
d	The percentages shown for this period are annualized.
#	Unaudited

14	2016 Semiannual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

		Ratios and supplemental data
		Ratios to average net assets
Accumulation unit value end of period	Total return[b]	Gross expenses	Net expenses	Net investment income	Portfolio turnover rate	Accumulation units outstanding end of period (in millions)	Net assets at the end of period (in millions)

$156.640	3.32%[c]	0.90%[d]	0.75%[d]	1.42%[d]	4%[c]	6	$916
151.608	(0.21)	0.90	0.75	1.32	7	6	925
151.930	11.71	0.90	0.75	1.19	7	7	989
136.000	32.53	0.90	0.75	1.26	7	7	935
102.624	15.60	0.90	0.75	1.55	7	7	752
88.769	0.37	0.90	0.75	1.21	6	8	699

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2016 Semiannual Report	15

Notes to financial statements (unaudited)

TIAA Separate Account VA-1

Note 1—organization and significant accounting policies

TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA”) and is organized under the insurance laws of the State of New York for the purpose of issuing and funding individual variable annuity contracts. The variable annuity contracts were issued by TIAA. VA-1 is registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). VA-1 consists of a single investment portfolio, the Stock Index Account (“Account”).

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Account is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Accumulation Unit Value (“AUV”) for financial reporting purposes may differ from the AUV for processing transactions. The AUV for financial reporting purposes includes security and contractowner transactions through the date of the report. Total return is computed based on the AUV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Account.

Security valuation: The Account’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Account determines the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Account estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Income taxes: VA-1 is a separate account of TIAA, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. VA-1 should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, VA-1’s Accumulation Account for contractowners will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. The Account files an income tax return in U.S. federal and applicable

16	2016 Semiannual Report ▪ TIAA Separate Account VA-1

state and local jurisdictions. The Account’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Account’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Account’s financial statements.

Management Committee compensation: The members of the Management Committee (“Committee”), all of whom are independent, receive certain remuneration for their services, plus travel and other expenses. Managers may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, managers participate in a long-term compensation plan. Amounts deferred are retained by the Account until paid. Amounts payable to the managers for compensation are included in the accompanying Statement of Assets and Liabilities. Managers’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of Operations.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Committee. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Account’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Certain portfolio investments that are measured at fair value using the net asset value (“NAV”) per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the Statement of Assets and Liabilities. As of June 30, 2016, no investments were valued utilizing the practical expedient.

TIAA Separate Account VA-1 ▪ 2016 Semiannual Report	17

Notes to financial statements (unaudited)

A description of the valuation techniques applied to the Account’s major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Account’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Committee. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Committee. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended June 30, 2016, there were no material transfers between levels by the Account.

18	2016 Semiannual Report ▪ TIAA Separate Account VA-1

continued

The following table summarizes the market value of the Account’s investments as of June 30, 2016, based on the inputs used to value them (dollar amounts are in thousands):

	Level 1		Level 2	Level 3	Total

Equity Investments:
Financials	$162,260		$—	$4	$162,264
Health care	129,174		—	1	129,175
Industrials	96,048		—	7	96,055
Materials	29,933		—	491	30,424
Telecommunication services	24,199		—	6	24,205
All other equity investments*	473,205		—	—	473,205
Short-term investments	20,250		—	—	20,250
Futures contracts**	0	^	—	—	0	^

Total	$935,069		$—	$509	$935,578

*	For detailed categories, see the accompanying Summary portfolio of investments.
**	Derivative instruments are not reflected in the Summary portfolio of investments.
^	Amount represents less than $1,000.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Account values derivatives at fair value.

At June 30, 2016, the Account has invested in derivative contracts which are reflected in the Statement of Assets and Liabilities as follows (dollar amounts are in thousands):

Asset derivatives
Derivative contracts	Location		Fair value amount

Equity contracts	Futures contracts	*	$0^

*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the payable for variation margin on open futures contracts.
^	Amount represents less than $1,000.

For the period ended June 30, 2016, the effect of derivative contracts on the Account’s Statement of Operations was as follows (dollar amounts are in thousands):

Derivative contracts	Location	Realized gain (loss)	Change in unrealized appreciation (depreciation)

Equity contracts	Futures contracts	$(34)	$3

TIAA Separate Account VA-1 ▪ 2016 Semiannual Report	19

Notes to financial statements (unaudited)

Futures contracts: The Account is subject to equity price risk in the normal course of pursuing its investment objectives. The Account uses futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Account since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. During the period ended June 30, 2016, the Account had exposure to equity futures contracts, based on underlying notional values, generally between 0% and 1% of net assets.

At June 30, 2016, the Account held the following open futures contracts (dollar amounts are in thousands):

Account	Futures	Number of contracts	Settlement value	Expiration date	Unrealized gain (loss)

Stock Index	S&P 500 Index E-Mini	1	$105	September 2016	$0^

^	Amount represents less than $1,000.

Note 4—investment adviser and affiliates

Teachers Advisors, Inc. (“Advisors”), a wholly owned subsidiary of TIAA and a registered investment adviser, provides investment advisory services for VA-1 pursuant to an Investment Management Agreement among TIAA, Advisors and VA-1. TIAA provides all administrative services for VA-1 pursuant to an Administrative Services Agreement with VA-1. The contracts are distributed by TIAA-CREF Individual & Institutional Services, LLC (“Services”). Services is a wholly owned subsidiary of TIAA. The Investment Management Agreement sets the investment advisory charge at an annual rate of 0.30% of the average daily net assets of the Account. Advisors has agreed to voluntarily waive a portion of such fee, so that the daily deduction is equivalent to an annual charge of 0.15% of the average daily net assets of the Account.

The Administrative Services Agreement sets the administrative expense charge at an annual rate of 0.20% of the average daily net assets of the Account. TIAA also imposes a daily charge for bearing certain mortality and expense risks in connection with the contracts, equivalent to an annual rate of 0.40% of the average daily net assets of the Account. Although TIAA reserves the right to increase the Account’s mortality and expense risk charge to a maximum of 1.00% per year, the total

20	2016 Semiannual Report ▪ TIAA Separate Account VA-1

continued

expense ratio will never exceed 1.50% per year. TIAA pays death benefits to beneficiaries when an annuitant dies during the accumulation period, or during the annuity period while payments are still due for the remainder of a guaranteed period, if any.

The Account may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Committee, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended June 30, 2016, these transactions did not materially impact the Account.

Note 5—investments

Securities lending: The Account may lend its securities to qualified institutional borrowers to earn additional income. The Account receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Account the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of Assets and Liabilities. As of June 30, 2016, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Account consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statement of Operations. In lending its securities, the Account bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Account. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Account if at the time of a default by a borrower some or all of the loan securities have not been returned.

Restricted securities: Restricted securities held by the Account, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At June 30, 2016, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments was $452,545,000, consisting of gross unrealized appreciation of $494,402,000 and gross unrealized depreciation of $(41,857,000).

TIAA Separate Account VA-1 ▪ 2016 Semiannual Report	21

Notes to financial statements (unaudited)	concluded

Purchases and sales: Purchases and sales of portfolio securities (other than short-term instruments) for the period ended June 30, 2016 were $33,418,000 and $65,459,000, respectively.

Note 6—line of credit

The Account participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of contractowner withdrawals. The current facility was entered into on June 21, 2016 expiring on June 20, 2017, replacing the previous facility, which expired June 2016. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Account is not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended June 30, 2016, there were no borrowings under this credit facility by the Account.

Note 7—indemnification

In the normal course of business, the Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Account’s organizational documents, the managers and officers of the Account are indemnified against certain liabilities that may arise out of their duties to the Account. However, based on experience, the Account expects the risk of loss due to these warranties and indemnities to be unlikely.

22	2016 Semiannual Report ▪ TIAA Separate Account VA-1

Management committee renewal of the investment management agreement (unaudited)

Among its other duties, the Management Committee (the “Committee” or the “Managers”) of TIAA Separate Account VA-1 (the “Separate Account”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Separate Account. Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Separate Account. Below is a summary of the process the Committee undertook related to the renewal of the Agreement.

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for the Separate Account will remain in effect only if the Committee, including a majority of those Managers who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Separate Account, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Managers are independent persons.

Overview of the renewal process

The Committee held meetings on March 10, 2016 and March 24, 2016, at which it considered the annual renewal of the Agreement with respect to the Separate Account using the process established by the Committee. As part of this process, the Committee delegated certain tasks to its Operations Committee and other committees thereof. Among these tasks, the Operations Committee worked with TAI, individual Managers and legal counsel to the Committee to develop guidelines and specific requests relating to the types of information to be provided to the Committee in connection with the proposed contract renewals. The Operations Committee also worked with TAI to schedule and report on various follow-up items throughout the prior year that were requested by the Committee and the Managers during the 2015 renewal process. During a series of meetings held prior to the March 10 and March 24, 2016 Manager meetings, the Operations Committee, along with other Committees, as applicable, reviewed such guidelines and follow-up requests in consultation with TAI representatives and input from other Managers, legal counsel to the Committee and legal counsel to TAI and the Separate Account, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports to be provided to the Committee with respect to the Separate Account by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., which is an independent provider of investment company data. Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

TIAA Separate Account VA-1 ▪ 2016 Semiannual Report	23

Management committee renewal of the investment management agreement (unaudited)

Based on guidelines provided by the Operations Committee on behalf of the Committee, Broadridge produced, among other information, performance and expense comparison data regarding the Separate Account, including data relating to the Separate Account’s management fee rate, total expense ratio, short-term and long-term investment performance, portfolio turnover rate and brokerage commission costs. Broadridge also compared this data, as relevant, for the Separate Account against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies that underlie variable insurance products, each of which was selected by Broadridge independent of any input from TAI or the Committee, and, in the case of the investment performance data, against the Russell 3000® Index. In each case, Broadridge summarized and the Committee reviewed the methodologies it employed to provide the data contained in its reports. In addition, Broadridge represented to the Committee that its reports were designed specifically to provide the Committee with the fee, expense and performance information that is necessary to help the Committee satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its materials is to provide an unbiased view of the Separate Account’s relative position regarding the level of fees, expenses and total return performance against a competitive peer group and universe (as applicable) identified by Broadridge (and not TAI or the Committee).

Among other matters, the Committee also requested and reviewed various information provided by TAI to facilitate the Managers’ evaluation of the reasonableness of any profits earned by TAI with respect to its services to the Separate Account pursuant to the Agreement. In this connection, the Committee recognized that different Managers could, and likely would, give different weight to different factors when evaluating the profits, if any, realized or anticipated to be realized by TAI, which is also true of their assessment of the Separate Account’s management fee rate and other aspects of the proposed renewal of the Agreement. The Managers met in private sessions at which no TAI representatives were present to discuss the proposed renewal of the Agreement for the Separate Account. Further, at each regularly scheduled meeting of the Committee, the Committee receives and reviews, among other matters, information regarding the Separate Account’s performance and the Committee considered that the evaluation of TAI’s services to the Separate Account is an ongoing one.

In advance of the Committee meetings held on March 10 and March 24, 2016, legal counsel for the Managers requested on behalf of the Committee, and TAI provided, information that was designed to assist the Committee in its consideration of whether to renew the Agreement for the Separate Account. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) further information relating to the Separate Account’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service; (2) a description of any fee waiver or expense reimbursement

24	2016 Semiannual Report ▪ TIAA Separate Account VA-1

continued

arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of the Separate Account’s fee rate under the Agreement to the fee rates of any other comparable accounts managed by TAI or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the Separate Account aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TAI in connection with rendering services to the Separate Account; (6) information as to any profits earned by TAI in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Separate Account and affiliates of TAI; (8) a copy of TAI’s Form ADV as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Managers); and (9) proposed narrative explanations of reasons why the Committee should renew the Agreement. The Managers were also given the opportunity to ask questions and request additional information.

In considering whether to renew the Agreement with respect to the Separate Account, the Committee reviewed various factors with respect to the Separate Account, including: (1) the nature, extent and quality of services provided or to be provided by TAI to the Separate Account; (2) the Separate Account’s investment performance; (3) the costs of the services provided to the Separate Account and the profits realized or potential profits to be realized (if any) by TAI and its affiliates from their relationship with the Separate Account; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Separate Account grows; (6) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Separate Account investors; (7) comparisons of services and fee rates with any contracts entered into by TAI with other clients to whom TAI provides comparable services; and (8) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Separate Account. As a general matter, the Committee viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for the Separate Account, the Committee took into account the information described above, other information provided to the Committee in connection with this process, and relevant information provided to the Committee and to its committees on an ongoing basis throughout the year in connection with the Committee’s general oversight duties with respect to the Separate Account. In addition, the Committee received and

TIAA Separate Account VA-1 ▪ 2016 Semiannual Report	25

Management committee renewal of the investment management agreement (unaudited)

considered information from its legal counsel as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

In deciding whether to renew the Agreement for the Separate Account, each Manager may have accorded different weight to different factors and, thus, each Manager may have had a different basis for his or her ultimate decision to vote to renew the Agreement for the Separate Account. At its meeting on March 24, 2016, the Committee voted unanimously to renew the Agreement for the Separate Account. Set forth below are certain general factors the Committee considered, followed by a summary of the primary factors the Committee considered related to the Separate Account.

The nature, extent and quality of services

The Committee considered the level and depth of knowledge of TAI, including the professional experience and qualifications of its personnel. The Committee also considered that TAI is an experienced investment adviser that has managed the Separate Account since its operations commenced. Investment professionals at TAI also manage various accounts of the College Retirement Equities Fund, the TIAA-CREF Funds and the TIAA-CREF Life Funds. Under the Agreement, TAI is responsible for, among other duties: managing the assets of the Separate Account, including conducting research, recommending investments and placing orders to buy and sell securities for the Separate Account’s investment portfolio; active daily monitoring of the investment portfolio by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Separate Account to the Committee on a regular basis; coordinating the activities of the Separate Account’s service providers; and carrying out, or overseeing the provision of, various administrative services to the Separate Account. The Committee considered that TAI has carried out these responsibilities in a competent and professional manner. The Committee also considered that TAI has committed significant resources to supporting the TIAA-CREF Fund Complex, including the Separate Account. It also considered TAI’s compliance program and resources and its compliance record with respect to the Separate Account.

The Committee also considered, among other factors, the performance of the Separate Account, as discussed below. In addition, the Committee considered the nature and quality of non-portfolio management services provided by TAI and its affiliates. In this regard, the Committee considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TAI’s oversight of those service providers and the outsourcing of certain services to other firms.

26	2016 Semiannual Report ▪ TIAA Separate Account VA-1

continued

Investment performance

The Committee considered the investment performance of the Separate Account, over the periods indicated in the synopsis below. The Committee considered the Separate Account’s performance as compared to its peer universe and its benchmark index. The Committee also reviewed the performance of the Separate Account before any reductions for fees or expenses. This analysis considered the impact of net asset value rounding and excluded the effects of fair valuation, foreign exchange rates, effective tax rates, securities lending and class action litigation on the Separate Account’s performance as compared to the performance of its benchmark index. In this regard, the Committee considered that the performance of the Separate Account generally compared favorably to its benchmark (after considering the effect of expenses incurred to operate the Separate Account and certain other relevant factors) and the Separate Account ranked in the top three performance quintiles versus its peer universe of mutual funds that underlie variable insurance products in all reported time periods. (For additional detail regarding the Separate Account’s performance, see the synopsis below.) Thus, the Committee concluded that, under the totality of circumstances considered, the investment performance of the Separate Account was within an acceptable range.

Cost and profitability

The Committee considered financial and profitability data relating to TAI for the calendar year 2015. The Committee acknowledged the reasonableness of having management fee rates which permit TAI to maintain and improve the quality of services provided to the Separate Account and recognized the entrepreneurial risk TAI assumes. The Committee considered that TAI had earned profits with respect to the Separate Account under the Agreement for the one-year period ended December 31, 2015. The Committee concluded that those profits were reasonable in light of various relevant factors.

During its review of TAI’s profits, the Committee noted its ongoing efforts to examine the level of personnel and other resources available to TAI for its portfolio management and other functions, including the impact of operations related to Nuveen Investments on such resources, so as to assess whether sufficient resources are being devoted to these functions.

Fees charged by other advisers

The Committee considered information regarding fees paid to other advisers for managing similar mutual funds, as analyzed by Broadridge. The Committee determined that the management fee rate charged to the Separate Account under the Agreement typically was lower than the management fee rates charged to many or most other comparable mutual funds that underlie variable insurance products. In this connection, the Committee also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds

TIAA Separate Account VA-1 ▪ 2016 Semiannual Report	27

Management committee renewal of the investment management agreement (unaudited)

that underlie variable insurance products are set and potentially material differences between the Separate Account and its comparable mutual funds that underlie variable insurance products. Additionally, the Committee also considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Separate Account’s data were derived. Based on all factors considered, the Committee concluded that the management fee rate under the Agreement for the Separate Account was reasonable in relation to those charged by appropriate groups of comparable mutual funds that underlie variable insurance products.

Economies of scale

The Committee considered whether TAI has experienced or is anticipated to experience economies of scale in connection with the operation of the Separate Account. The Committee also considered that because TAI’s profit was small and the Separate Account was unlikely to grow because it was no longer actively sold, there was little opportunity to pass economies of scale on to Separate Account shareholders. Based on all factors considered, the Committee concluded that the Separate Account’s fee schedule was reasonable in light of current economies of scale considerations and current asset levels.

Fee comparison with other TAI clients

The Committee considered that TAI and its affiliate, TIAA-CREF Investment Management, LLC, provide similar investment management services to other investment companies that may have similar investment strategies as the Separate Account. In the future, TAI may manage client assets through additional funds and accounts with similar investment strategies and investment staff. The Committee considered the management fee rates actually charged to other investment companies that are managed using similar investment strategies. The Committee also considered TAI’s representation that, while the management fee rate charged to the Separate Account may differ from the management fee rates chargeable to these other funds, this is due in part to the fact that these other funds: (1) may be offered through products that charge additional fees to their investors; (2) may be offered in different types of markets; (3) may be provided with different types or levels of services by TAI; (4) may have different regulatory burdens; (5) may target different types of investors; and/or (6) may be packaged with other products, and that these factors, among others, could reasonably explain different management fee rate schedules.

Other benefits

The Committee also considered additional benefits to TAI and its affiliates arising from the Agreement. For example, TAI and its affiliates may benefit from the

28	2016 Semiannual Report ▪ TIAA Separate Account VA-1

continued

advisory relationship with the Separate Account to the extent that this relationship results in potential investors viewing TIAA, of which TAI is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both TAI and certain funds managed by TAI or its affiliates may benefit from economies of scale to the extent they share resources and/or personnel. TAI and the Separate Account may also benefit from TAI’s ability to acquire investment research related to its commission (i.e., soft dollar) arrangements.

Synopsis

The Committee considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to the Separate Account. If the Separate Account is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Committee in the reports prepared by Broadridge. All time periods referenced below are ended December 31, 2015. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. Statements below regarding “net loss” refer to TAI incurring a loss for the services that it rendered to the Separate Account during 2015 under the Agreement.

•	The Separate Account’s annual contractual investment management fee rate is 0.30% of average daily net assets, but is waived by TAI to an annual fee of 0.15% of average daily net assets.
•

The Separate Account’s total expenses, actual investment management fees and contractual investment management fees were in the 2nd, 1st and 1st quintiles, respectively, of the group of comparable funds selected by Broadridge for expense comparison purposes and in the 4th, 1st and 1st quintiles, respectively, of the universe of comparable funds selected by Broadridge for expense comparison purposes.

•

The Separate Account did not have a group of comparable funds selected by Broadridge for performance comparison purposes. The Separate Account was in the 2nd, 2nd, 2nd and 3rd quintiles of the universe of comparable funds selected by Broadridge for performance comparison purposes for the one-, three-, five- and ten-year periods, respectively.

•

For the three-year period, the Separate Account’s relative gross performance (meaning the Separate Account’s performance without any reductions for fees or expenses, including the effect of net asset value rounding and excluding the effects of fair valuation, foreign exchange, effective tax rates, securities lending and class action recoveries) as compared to its benchmark, the Russell 3000® Index, was –4 basis points. One basis point is equal to 0.01%.

•	The Separate Account received an Overall Morningstar Rating of 5 stars.

TIAA Separate Account VA-1 ▪ 2016 Semiannual Report	29

Management committee renewal of the investment management agreement (unaudited)	concluded

•	TAI incurred a net profit with respect to its services to the Separate Account for the one-year period.

Based primarily on the foregoing factors and considerations, the Committee renewed the Agreement for the Separate Account.

30	2016 Semiannual Report ▪ TIAA Separate Account VA-1

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You should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit TIAA.org, or call 800-223-1200. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. TIAA Global Asset Management provides investment advice and portfolio management services through TIAA and over a dozen affiliated registered investment advisers. TIAA Brokerage Services is a division of TIAA-CREF Individual & Institutional Services, LLC. TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products. Annuity contracts and certificates are issued by Teachers Insurance and Annuity Association of America (TIAA) and College Retirement Equities Fund (CREF), New York, NY. After-tax annuities and life insurance are issued by TIAA-CREF Life Insurance Company, New York, NY. TIAA-CREF Trust Company, FSB provides trust services.

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Item 4. Principal Accountant Fees and Services.

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Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

TIAA SEPARATE ACCOUNT VA-1

STOCK INDEX ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2016

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 100.0%

AUTOMOBILES & COMPONENTS - 1.0%
2,808	*	American Axle & Manufacturing Holdings, Inc	$41
8,860		BorgWarner, Inc	261
2,269		Cooper Tire & Rubber Co	68
605	*	Cooper-Standard Holding, Inc	48
6,736		Dana Holding Corp	71
11,225		Delphi Automotive plc	703
1,044	*	Dorman Products, Inc	60
977		Drew Industries, Inc	83
1,256	*	Federal Mogul Corp (Class A)	10
160,882		Ford Motor Co	2,022
744	*	Fox Factory Holding Corp	13
58,218		General Motors Co	1,648
11,747		Gentex Corp	181
1,535	*	Gentherm, Inc	53
10,982		Goodyear Tire & Rubber Co	282
7,420	e	Harley-Davidson, Inc	336
799	*	Horizon Global Corp	9
26,466		Johnson Controls, Inc	1,171
3,018		Lear Corp	307
428		Metaldyne Performance Group, Inc	6
1,945	*	Modine Manufacturing Co	17
670	*	Motorcar Parts of America, Inc	18
1,379		Spartan Motors, Inc	9
909		Standard Motor Products, Inc	36
1,336	*	Stoneridge, Inc	20
157		Strattec Security Corp	6
1,027		Superior Industries International, Inc	27
2,018	*	Tenneco, Inc	94
4,836	*,e	Tesla Motors, Inc	1,027
1,931		Thor Industries, Inc	125
897		Tower International, Inc	18
1,410		Visteon Corp	93
1,093		Winnebago Industries, Inc	25
526	*,e	Workhorse Group, Inc	4

		TOTAL AUTOMOBILES & COMPONENTS	8,892

BANKS - 5.5%
691		1st Source Corp	22
295		Access National Corp	6
255	e	ACNB Corp	6
444	*	Allegiance Bancshares, Inc	11
374		American National Bankshares, Inc	9
1,390		Ameris Bancorp	41
387	e	Ames National Corp	10
1,475		Apollo Residential Mortgage	20
620		Arrow Financial Corp	19
6,191		Associated Banc-Corp	106
3,765		Astoria Financial Corp	58
706	*,e	Atlantic Capital Bancshares, Inc	10
321	*	Avenue Financial Holdings, Inc	6
1,598		Banc of California, Inc	29
333		Bancfirst Corp	20
1,284		Banco Latinoamericano de Exportaciones S.A. (Class E)	34
3,559		Bancorpsouth, Inc	81
2,688		Bank Mutual Corp	21
427,109		Bank of America Corp	5,668

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,630		Bank of Hawaii Corp	$112
288		Bank of Marin Bancorp	14
3,464	e	Bank of the Ozarks, Inc	130
1,044		BankFinancial Corp	13
4,119		BankUnited	127
217	e	Bankwell Financial Group, Inc	5
1,166		Banner Corp	50
261		Bar Harbor Bankshares	9
33,751		BB&T Corp	1,202
3,505		BBCN Bancorp, Inc	52
573	e	Bear State Financial, Inc	5
2,895	*	Beneficial Bancorp, Inc	37
1,257		Berkshire Hills Bancorp, Inc	34
1,165		Blue Hills Bancorp, Inc	17
1,553		BNC Bancorp	35
2,584	*,e	BofI Holding, Inc	46
1,068	e	BOK Financial Corp	67
3,543		Boston Private Financial Holdings, Inc	42
683		Bridge Bancorp, Inc	19
2,984		Brookline Bancorp, Inc	33
630		Bryn Mawr Bank Corp	18
334	*	BSB Bancorp, Inc	8
131		C&F Financial Corp	6
242	*	C1 Financial, Inc	6
409		Camden National Corp	17
815		Capital Bank Financial Corp	23
659		Capital City Bank Group, Inc	9
5,269		Capitol Federal Financial	74
1,503		Cardinal Financial Corp	33
421	e	Carolina Financial Corp	8
1,376	*	Cascade Bancorp	8
3,051		Cathay General Bancorp	86
1,935		Centerstate Banks of Florida, Inc	30
987		Central Pacific Financial Corp	23
152		Century Bancorp, Inc	6
1,050		Charter Financial Corp	14
1,567		Chemical Financial Corp	58
122	e	Chemung Financial Corp	4
7,763		CIT Group, Inc	248
122,010		Citigroup, Inc	5,172
533		Citizens & Northern Corp	11
18,776		Citizens Financial Group, Inc	375
597		City Holding Co	27
856		Clifton Bancorp, Inc	13
498		CNB Financial Corp	9
1,740		CoBiz, Inc	20
311		Codorus Valley Bancorp, Inc	6
2,323		Columbia Banking System, Inc	65
7,230		Comerica, Inc	297
3,323		Commerce Bancshares, Inc	159
1,740		Community Bank System, Inc	72
651		Community Trust Bancorp, Inc	23
449	*,e	CommunityOne Bancorp	6
1,146		ConnectOne Bancorp, Inc	18
206		County Bancorp, Inc	4
673	*	CU Bancorp	15
2,204	e	Cullen/Frost Bankers, Inc	140
1,005	*	Customers Bancorp, Inc	25
4,428		CVB Financial Corp	73
1,325		Dime Community Bancshares	23
1,262	*	Eagle Bancorp, Inc	61
5,936		East West Bancorp, Inc	203
314		Enterprise Bancorp, Inc	8
828		Enterprise Financial Services Corp	23
202	*	Equity Bancshares, Inc	4

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

342		ESSA Bancorp, Inc	$5
3,087	*	Essent Group Ltd	67
3,701		EverBank Financial Corp	55
298		Farmers Capital Bank Corp	8
1,013		Farmers National Banc Corp	9
1,196	*	FCB Financial Holdings, Inc	41
384		Federal Agricultural Mortgage Corp (Class C)	13
863		Fidelity Southern Corp	14
31,682		Fifth Third Bancorp	557
664		Financial Institutions, Inc	17
720		First Bancorp (NC)	13
4,520	*	First Bancorp (Puerto Rico)	18
498		First Bancorp, Inc	11
1,277		First Busey Corp	27
360		First Business Financial Services, Inc	8
295		First Citizens Bancshares, Inc (Class A)	76
3,678		First Commonwealth Financial Corp	34
680		First Community Bancshares, Inc	15
758		First Connecticut Bancorp	13
510		First Defiance Financial Corp	20
2,653		First Financial Bancorp	52
2,781		First Financial Bankshares, Inc	91
590		First Financial Corp	22
175		First Financial Northwest, Inc	2
549	*	First Foundation, Inc	12
9,563		First Horizon National Corp	132
228	e	First Internet Bancorp	5
747		First Interstate Bancsystem, Inc	21
1,580		First Merchants Corp	39
249	e	First Mid-Illinois Bancshares, Inc	6
3,289		First Midwest Bancorp, Inc	58
670	*	First NBC Bank Holding Co	11
14,601		First Niagara Financial Group, Inc	142
575		First of Long Island Corp	17
6,039		First Republic Bank	423
6,780		FirstMerit Corp	137
890	*	Flagstar Bancorp, Inc	22
1,327		Flushing Financial Corp	26
8,646		FNB Corp	108
752		Fox Chase Bancorp, Inc	15
389	*	Franklin Financial Network, Inc	12
7,161		Fulton Financial Corp	97
602		German American Bancorp, Inc	19
3,303		Glacier Bancorp, Inc	88
500		Great Southern Bancorp, Inc	18
1,739		Great Western Bancorp, Inc	55
688	*	Green Bancorp, Inc	6
710		Guaranty Bancorp	12
3,286		Hancock Holding Co	86
1,297		Hanmi Financial Corp	30
879		Heartland Financial USA, Inc	31
1,007		Heritage Commerce Corp	11
1,277		Heritage Financial Corp	22
917		Heritage Oaks Bancorp	7
3,068	*	Hilltop Holdings, Inc	64
57		Hingham Institution for Savings	7
238		Home Bancorp, Inc	7
4,991		Home Bancshares, Inc	99
698	*	HomeStreet, Inc	14
667	*	HomeTrust Bancshares, Inc	12
447		Horizon Bancorp	11
32,867		Huntington Bancshares, Inc	294
1,574		IBERIABANK Corp	94
350	*,e	Impac Mortgage Holdings, Inc	6
1,031		Independent Bank Corp (MA)	47

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

863		Independent Bank Corp (MI)	$13
406		Independent Bank Group, Inc	17
2,385		International Bancshares Corp	62
12,271		Investors Bancorp, Inc	136
151,280		JPMorgan Chase & Co	9,401
3,956		Kearny Financial Corp	50
34,763		Keycorp	384
311		Lake Sunapee Bank Group	5
1,629		Lakeland Bancorp, Inc	19
651		Lakeland Financial Corp	31
378		LCNB Corp	6
1,826		LegacyTexas Financial Group, Inc	49
263	*,e	LendingTree, Inc	23
833	e	Live Oak Bancshares, Inc	12
6,197		M&T Bank Corp	733
1,072		Macatawa Bank Corp	8
946		MainSource Financial Group, Inc	21
2,934		MB Financial, Inc	106
724		Mercantile Bank Corp	17
273		Merchants Bancshares, Inc	8
1,997		Meridian Bancorp, Inc	30
241		Meta Financial Group, Inc	12
13,989	*	MGIC Investment Corp	83
144		Middleburg Financial Corp	4
152	*	Midland States Bancorp, Inc	3
334		MidWestOne Financial Group, Inc	10
213		MutualFirst Financial, Inc	6
1,078		National Bank Holdings Corp	22
357		National Bankshares, Inc	12
248	*	National Commerce Corp	6
1,624	*,e	Nationstar Mortgage Holdings, Inc	18
1,992		NBT Bancorp, Inc	57
18,627		New York Community Bancorp, Inc	279
301	*	Nicolet Bankshares, Inc	11
2,265	*	NMI Holdings, Inc	12
1,725		Northfield Bancorp, Inc	26
280		Northrim BanCorp, Inc	7
3,966		Northwest Bancshares, Inc	59
741		OceanFirst Financial Corp	13
1,902	e	OFG Bancorp	16
361		Old Line Bancshares, Inc	7
4,858		Old National Bancorp	61
1,237		Old Second Bancorp, Inc	8
441		Opus Bank	15
2,090		Oritani Financial Corp	33
297		Orrstown Financial Services, Inc	5
991		Pacific Continental Corp	16
589	*	Pacific Mercantile Bancorp	4
1,114	*	Pacific Premier Bancorp, Inc	27
4,871		PacWest Bancorp	194
529	e	Park National Corp	49
2,151		Park Sterling Bank	15
534		Peapack Gladstone Financial Corp	10
221	e	Penns Woods Bancorp, Inc	9
575	*	PennyMac Financial Services, Inc	7
595		Peoples Bancorp, Inc	13
333		Peoples Financial Services Corp	13
11,107		People’s United Financial, Inc	163
521		People’s Utah Bancorp	9
2,087	*	PHH Corp	28
1,643		Pinnacle Financial Partners, Inc	80
20,862		PNC Financial Services Group, Inc	1,698
3,587		Popular, Inc	105
564		Preferred Bank	16
343		Premier Financial Bancorp, Inc	6

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,318		PrivateBancorp, Inc	$146
2,744		Prosperity Bancshares, Inc	140
251		Provident Financial Holdings, Inc	5
2,502		Provident Financial Services, Inc	49
472		QCR Holdings, Inc	13
8,211		Radian Group, Inc	86
51,938		Regions Financial Corp	442
1,629		Renasant Corp	53
612		Republic Bancorp, Inc (Class A)	17
1,330	*	Republic First Bancorp, Inc	6
1,466		S&T Bancorp, Inc	36
1,134		Sandy Spring Bancorp, Inc	33
1,194	*	Seacoast Banking Corp of Florida	19
938	e	ServisFirst Bancshares, Inc	46
497		Shore Bancshares, Inc	6
475		SI Financial Group, Inc	6
370		Sierra Bancorp	6
2,187	*	Signature Bank	273
1,210		Simmons First National Corp (Class A)	56
1,021		South State Corp	69
228	*	Southern First Bancshares, Inc	6
231		Southern Missouri Bancorp, Inc	5
454		Southern National Bancorp of Virginia, Inc	6
876		Southside Bancshares, Inc	27
740		Southwest Bancorp, Inc	13
1,614		State Bank & Trust Co	33
5,200		Sterling Bancorp/DE	82
922		Stock Yards Bancorp, Inc	26
443		Stonegate Bank	14
513		Suffolk Bancorp	16
385	*	Sun Bancorp, Inc	8
20,800		SunTrust Banks, Inc	854
2,164	*	SVB Financial Group	206
5,140		Synovus Financial Corp	149
2,319		Talmer Bancorp Inc	44
6,509		TCF Financial Corp	82
565		Territorial Bancorp, Inc	15
1,877	*	Texas Capital Bancshares, Inc	88
2,387		TFS Financial Corp	41
1,514	*	The Bancorp, Inc	9
664		Tompkins Trustco, Inc	43
2,594	e	TowneBank	56
968		Trico Bancshares	27
943	*	Tristate Capital Holdings, Inc	13
657	*	Triumph Bancorp, Inc	11
4,883		Trustco Bank Corp NY	31
2,849		Trustmark Corp	71
1,796		UMB Financial Corp	96
9,062		Umpqua Holdings Corp	140
1,777		Union Bankshares Corp	44
161	e	Union Bankshares, Inc	6
2,794	e	United Bankshares, Inc	105
2,012		United Community Banks, Inc	37
1,829		United Community Financial Corp	11
2,065		United Financial Bancorp, Inc (New)	27
792		Univest Corp of Pennsylvania	17
67,463		US Bancorp	2,721
10,196		Valley National Bancorp	93
345	*	Veritex Holdings, Inc	6
1,098	*	Walker & Dunlop, Inc	25
821	*,e	Walter Investment Management Corp	2
3,738		Washington Federal, Inc	91
718		Washington Trust Bancorp, Inc	27
318		WashingtonFirst Bankshares, Inc	7
1,032		Waterstone Financial, Inc	16

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,763		Webster Financial Corp	$128
190,623		Wells Fargo & Co	9,022
1,449		WesBanco, Inc	45
746		West Bancorporation, Inc	14
1,024	e	Westamerica Bancorporation	50
3,836	*	Western Alliance Bancorp	125
597		Westfield Financial, Inc	5
2,922		Wilshire Bancorp, Inc	30
1,947		Wintrust Financial Corp	99
8,517	*	WMIH Corp	19
1,176		WSFS Financial Corp	38
1,817		Yadkin Financial Corp	46
194		Your Community Bankshares, Inc	7
8,430		Zions Bancorporation	212

		TOTAL BANKS	50,440

CAPITAL GOODS - 7.5%
24,445		3M Co	4,281
3,138		A.O. Smith Corp	276
1,675		Aaon, Inc	46
1,501		AAR Corp	35
2,508		Actuant Corp (Class A)	57
1,805		Acuity Brands, Inc	448
1,431	e	Advanced Drainage Systems, Inc	39
5,513	*	Aecom Technology Corp	175
1,460	*	Aegion Corp	28
2,743	*	Aerojet Rocketdyne Holdings, Inc	50
831	*	Aerovironment, Inc	23
2,889		AGCO Corp	136
3,984		Air Lease Corp	107
1,949		Aircastle Ltd	38
374		Alamo Group, Inc	25
1,204		Albany International Corp (Class A)	48
3,975		Allegion plc	276
205		Allied Motion Technologies, Inc	5
5,851		Allison Transmission Holdings, Inc	165
1,234		Altra Holdings, Inc	33
909	*	Ameresco, Inc	4
324		American Railcar Industries, Inc	13
373		American Science & Engineering, Inc	14
510	*	American Superconductor Corp	4
568	*	American Woodmark Corp	38
9,555		Ametek, Inc	442
1,174		Apogee Enterprises, Inc	54
1,503		Applied Industrial Technologies, Inc	68
555		Argan, Inc	23
822	*	Armstrong Flooring, Inc	14
1,923	*	Armstrong World Industries, Inc	75
729		Astec Industries, Inc	41
810	*	Astronics Corp	27
1,059		AZZ, Inc	64
1,864	*	Babcock & Wilcox Enterprises, Inc	27
2,064		Barnes Group, Inc	68
4,222		BE Aerospace, Inc	195
2,438	*	Beacon Roofing Supply, Inc	111
1,428	*	BMC Stock Holdings, Inc	25
24,950		Boeing Co	3,240
2,014		Briggs & Stratton Corp	43
3,043	*	Builders FirstSource, Inc	34
3,729		BWX Technologies, Inc	133
988		Caesarstone Sdot-Yam Ltd	34
2,591		Carlisle Cos, Inc	274
23,161		Caterpillar, Inc	1,756
1,264	*	Chart Industries, Inc	31

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,310		Chicago Bridge & Iron Co NV	$149
706		CIRCOR International, Inc	40
2,112		Clarcor, Inc	128
4,058	*	Colfax Corp	107
840		Columbus McKinnon Corp	12
1,568		Comfort Systems USA, Inc	51
1,330	*	Continental Building Products Inc	30
2,014		Crane Co	114
366	*	CSW Industrials, Inc	12
1,041		Cubic Corp	42
6,545		Cummins, Inc	736
1,822		Curtiss-Wright Corp	154
24,729		Danaher Corp	2,498
13,062		Deere & Co	1,059
2,609	*	DigitalGlobe, Inc	56
5,796		Donaldson Co, Inc	199
932		Douglas Dynamics, Inc	24
6,363		Dover Corp	441
485	*	Ducommun, Inc	10
567	*,e	DXP Enterprises, Inc	8
1,212	*	Dycom Industries, Inc	109
535		Dynamic Materials Corp	6
18,993		Eaton Corp	1,134
2,494		EMCOR Group, Inc	123
26,597		Emerson Electric Co	1,387
840		Encore Wire Corp	31
648	*,e	Energous Corp	8
979	*	Energy Recovery, Inc	9
1,774		EnerSys	105
788		Engility Holdings, Inc	17
882		EnPro Industries, Inc	39
1,174		ESCO Technologies, Inc	47
1,198	*	Esterline Technologies Corp	74
11,852	e	Fastenal Co	526
2,645		Federal Signal Corp	34
5,526		Flowserve Corp	250
5,770		Fluor Corp	284
6,328		Fortune Brands Home & Security, Inc	367
1,399		Franklin Electric Co, Inc	46
635		Freightcar America, Inc	9
633	*,e	FuelCell Energy, Inc	4
1,317	e	GATX Corp	58
185	*	Gencor Industries, Inc	3
2,688	*	Generac Holdings, Inc	94
2,068		General Cable Corp	26
10,134		General Dynamics Corp	1,411
382,434		General Electric Co	12,039
1,331	*	Gibraltar Industries, Inc	42
870		Global Brass & Copper Holdings, Inc	24
288	*	GMS, Inc	6
903		Gorman-Rupp Co	25
2,290		Graco, Inc	181
470		Graham Corp	9
1,667		Granite Construction, Inc	76
3,079	*	Great Lakes Dredge & Dock Corp	13
1,206	e	Greenbrier Cos, Inc	35
1,574		Griffon Corp	27
1,293		H&E Equipment Services, Inc	25
3,556		Harsco Corp	24
797	*,e	HC2 Holdings, Inc	3
7,822	*	HD Supply Holdings, Inc	272
816		HEICO Corp	55
1,610		HEICO Corp (Class A)	86
4,018		Hexcel Corp	167
2,415		Hillenbrand, Inc	73

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

31,616		Honeywell International, Inc	$3,677
2,276		Hubbell, Inc	240
1,926		Huntington Ingalls	324
316		Hurco Cos, Inc	9
404		Hyster-Yale Materials Handling, Inc	24
3,297		IDEX Corp	271
298	*	IES Holdings, Inc	4
12,153		Illinois Tool Works, Inc	1,266
10,669		Ingersoll-Rand plc	679
716		Insteel Industries, Inc	20
3,749		ITT, Inc	120
4,960	*	Jacobs Engineering Group, Inc	247
1,200		John Bean Technologies Corp	73
3,945		Joy Global, Inc	83
433		Kadant, Inc	22
1,238		Kaman Corp	53
6,104		KBR, Inc	81
3,241		Kennametal, Inc	72
1,479	*	KEYW Holding Corp	15
2,122	*	KLX, Inc	66
1,860	*,e	Kratos Defense & Security Solutions, Inc	8
3,157		L-3 Communications Holdings, Inc	463
246	*	Lawson Products, Inc	5
763	*	Layne Christensen Co	6
1,542		Lennox International, Inc	220
2,797		Lincoln Electric Holdings, Inc	165
495	e	Lindsay Corp	34
10,896		Lockheed Martin Corp	2,704
1,293		LSI Industries, Inc	14
674	*	Lydall, Inc	26
5,733	e	Manitowoc Co, Inc	31
5,214	*	Manitowoc Foodservice, Inc	92
13,761		Masco Corp	426
1,317	*	Masonite International Corp	87
2,813	*	Mastec, Inc	63
1,540	*	Mercury Systems, Inc	38
3,592	*	Meritor, Inc	26
2,342	*	Middleby Corp	270
623	*	Milacron Holdings Corp	9
446		Miller Industries, Inc	9
1,285	*	Moog, Inc (Class A)	69
4,196	*	MRC Global, Inc	60
1,960		MSC Industrial Direct Co (Class A)	138
2,210		Mueller Industries, Inc	70
6,380		Mueller Water Products, Inc (Class A)	73
881	*	MYR Group, Inc	21
206		National Presto Industries, Inc	19
2,058	*,e	Navistar International Corp	24
1,244	*	NCI Building Systems, Inc	20
210	*	Neff Corp	2
822		NN, Inc	11
2,239		Nordson Corp	187
383	*	Nortek, Inc	23
7,057		Northrop Grumman Corp	1,569
4,328	*	NOW, Inc	79
291	*	NV5 Holdings, Inc	8
117		Omega Flex, Inc	4
2,428		Orbital ATK, Inc	207
1,499	*	Orion Marine Group, Inc	8
2,888		Oshkosh Truck Corp	138
4,750		Owens Corning, Inc	245
14,199		Paccar, Inc	737
5,536		Parker Hannifin Corp	598
603	*	Patrick Industries, Inc	36
6,885		Pentair plc	401

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,847	*	Pgt, Inc	$19
7,340	*,e	Plug Power, Inc	14
738	*	Ply Gem Holdings, Inc	11
416		Powell Industries, Inc	16
193	*	Power Solutions International, Inc	3
96		Preformed Line Products Co	4
1,452		Primoris Services Corp	27
1,003	*,e	Proto Labs, Inc	58
1,522		Quanex Building Products Corp	28
6,405	*	Quanta Services, Inc	148
1,477		Raven Industries, Inc	28
12,450		Raytheon Co	1,693
670	*	RBC Bearings, Inc	49
1,842		Regal-Beloit Corp	101
3,742	*	Rexnord Corp	73
5,387		Rockwell Automation, Inc	619
5,391		Rockwell Collins, Inc	459
4,148		Roper Industries, Inc	707
257	*	Rush Enterprises, Inc	5
1,200	*	Rush Enterprises, Inc (Class A)	26
1,742		Simpson Manufacturing Co, Inc	70
471	*	SiteOne Landscape Supply, Inc	16
2,399		Snap-On, Inc	379
2,622	*,e	SolarCity Corp	63
460	*	Sparton Corp	10
5,435	*	Spirit Aerosystems Holdings, Inc (Class A)	234
1,707	*	SPX Corp	25
1,454	*	SPX FLOW, Inc	38
537		Standex International Corp	44
6,204		Stanley Works	690
1,027		Sun Hydraulics Corp	30
2,625	*,e	Sunrun, Inc	16
150		Supreme Industries, Inc	2
1,507		TAL International Group, Inc	20
2,195	*,e	Taser International, Inc	55
1,462	*	Teledyne Technologies, Inc	145
775		Tennant Co	42
4,378		Terex Corp	89
967	e	Textainer Group Holdings Ltd	11
11,177		Textron, Inc	409
431	*,e	The ExOne Company	5
1,423	*	Thermon Group Holdings	27
2,921		Timken Co	90
1,841	e	Titan International, Inc	11
784	*,e	Titan Machinery, Inc	9
2,000		Toro Co	176
2,078	*	TransDigm Group, Inc	548
1,211	*	Trex Co, Inc	54
1,999	*	Trimas Corp	36
6,168		Trinity Industries, Inc	115
2,084		Triumph Group, Inc	74
1,399	*	Tutor Perini Corp	33
3,677	*	United Rentals, Inc	247
32,246		United Technologies Corp	3,307
1,705	*	Univar, Inc	32
818		Universal Forest Products, Inc	76
3,746	*	USG Corp	101
1,027		Valmont Industries, Inc	139
455	*	Vectrus, Inc	13
365	*	Veritiv Corp	14
1,023	*	Vicor Corp	10
2,419	e	W.W. Grainger, Inc	550
2,666	*	Wabash National Corp	34
2,193	*	WABCO Holdings, Inc	201
1,142		Watsco, Inc	161

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,120		Watts Water Technologies, Inc (Class A)	$65
1,764	*,e	WESCO International, Inc	91
3,703		Westinghouse Air Brake Technologies Corp	260
67	*	Willis Lease Finance Corp	1
2,176		Woodward Governor Co	125
7,408		Xylem, Inc	331

		TOTAL CAPITAL GOODS	68,597

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
2,371		ABM Industries, Inc	86
2,247		Acacia Research (Acacia Technologies)	10
4,335	*	ACCO Brands Corp	45
1,730	*	Advisory Board Co	61
407	*	Aqua Metals, Inc	5
2,166	*	ARC Document Solutions, Inc	8
383		Barrett Business Services, Inc	16
1,868		Brady Corp (Class A)	57
1,853		Brink’s Co	53
1,375	*	Casella Waste Systems, Inc (Class A)	11
2,160	*	CBIZ, Inc	22
1,407		CEB, Inc	87
948		Ceco Environmental Corp	8
3,736		Cintas Corp	367
2,163	*	Clean Harbors, Inc	113
4,068	*	Copart, Inc	199
4,991		Covanta Holding Corp	82
364	*	CRA International, Inc	9
2,014		Deluxe Corp	134
1,518		Dun & Bradstreet Corp	185
6,139	*,m	Dyax Corp	7
1,051		Ennis, Inc	20
4,915		Equifax, Inc	631
1,364		Essendant, Inc	42
1,051		Exponent, Inc	61
419	*	Franklin Covey Co	6
1,716	*	FTI Consulting, Inc	70
841		G & K Services, Inc (Class A)	64
645	*	GP Strategies Corp	14
2,955		Healthcare Services Group	122
858		Heidrick & Struggles International, Inc	14
555	*	Heritage-Crystal Clean, Inc	7
2,453		Herman Miller, Inc	73
1,049	*	Hill International, Inc	4
1,783		HNI Corp	83
896	*	Huron Consulting Group, Inc	54
892	*	ICF International, Inc	36
586	*,e	IDI, Inc	3
2,769	*	IHS, Inc (Class A)	320
1,756	*	Innerworkings, Inc	15
649		Insperity, Inc	50
2,666		Interface, Inc	41
5,704		KAR Auction Services, Inc	238
1,192		Kelly Services, Inc (Class A)	23
1,045		Kforce, Inc	18
1,737		Kimball International, Inc (Class B)	20
1,970		Knoll, Inc	48
2,239		Korn/Ferry International	46
2,932		Manpower, Inc	189
1,317		Matthews International Corp (Class A)	73
1,113		McGrath RentCorp	34
757	*	Mistras Group, Inc	18
1,928		Mobile Mini, Inc	67
1,290		MSA Safety, Inc	68
514		Multi-Color Corp	33

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,969	*	Navigant Consulting, Inc	$32
14,935		Nielsen NV	776
563	*	NL Industries, Inc	1
2,194	*	On Assignment, Inc	81
7,788		Pitney Bowes, Inc	139
1,198		Quad	28
8,605		R.R. Donnelley & Sons Co	146
9,767		Republic Services, Inc	501
1,664		Resources Connection, Inc	25
5,379		Robert Half International, Inc	205
3,980		Rollins, Inc	117
2,316	*	RPX Corp	21
672	*	SP Plus Corp	15
2,666		Steelcase, Inc (Class A)	36
3,418	*	Stericycle, Inc	356
1,231	*	Team, Inc	31
2,577		Tetra Tech, Inc	79
2,191	*	TransUnion	73
689	*	TRC Cos, Inc	4
1,734	*	TriNet Group, Inc	36
1,757	*	TrueBlue, Inc	33
16,546		Tyco International plc	705
624		Unifirst Corp	72
928		US Ecology, Inc	43
6,596	*	Verisk Analytics, Inc	535
871		Viad Corp	27
205		VSE Corp	14
1,558	*	WageWorks, Inc	93
18,467		Waste Management, Inc	1,224
1,907		West Corp	37

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	9,655

CONSUMER DURABLES & APPAREL - 1.6%
653	e	Arctic Cat, Inc	11
383		Bassett Furniture Industries, Inc	9
970	*	Beazer Homes USA, Inc	7
3,934		Brunswick Corp	178
3,105		CalAtlantic Group, Inc	114
3,897		Callaway Golf Co	40
2,076		Carter’s, Inc	221
352	*	Cavco Industries, Inc	33
649	*	Century Communities, Inc	11
11,556		Coach, Inc	471
1,162		Columbia Sportswear Co	67
3,437	*	CROCS, Inc	39
269		CSS Industries, Inc	7
447		Culp, Inc	12
1,333	*	Deckers Outdoor Corp	77
13,852		DR Horton, Inc	436
458		Escalade, Inc	5
1,079		Ethan Allen Interiors, Inc	36
131		Flexsteel Industries, Inc	5
1,713	*,e	Fossil Group, Inc	49
4,616	*	Garmin Ltd	196
1,666	*	G-III Apparel Group Ltd	76
4,066	*,e	GoPro, Inc	44
992	*,e	Green Brick Partners, Inc	7
15,625		Hanesbrands, Inc	393
3,006		Harman International Industries, Inc	216
4,413		Hasbro, Inc	371
1,152	*	Helen of Troy Ltd	118
359		Hooker Furniture Corp	8
4,761	*,e	Hovnanian Enterprises, Inc (Class A)	8
2,023	*,e	Iconix Brand Group, Inc	14

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

844	*	Installed Building Products Inc	$31
1,204	*	iRobot Corp	42
816	*,e	Jakks Pacific, Inc	6
232		Johnson Outdoors, Inc	6
5,284	*	Kate Spade & Co	109
3,463	e	KB Home	53
2,017		La-Z-Boy, Inc	56
5,497		Leggett & Platt, Inc	281
420		Lennar Corp (B Shares)	16
7,356		Lennar Corp (Class A)	339
624	*,e	LGI Homes, Inc	20
847		Libbey, Inc	13
362		Lifetime Brands, Inc	5
4,426	*,e	Lululemon Athletica, Inc	327
862	*	M/I Homes, Inc	16
776	*	Malibu Boats Inc	9
441		Marine Products Corp	4
14,163		Mattel, Inc	443
302		MCBC Holdings, Inc	3
1,639		MDC Holdings, Inc	40
1,569	*	Meritage Homes Corp	59
7,120	*	Michael Kors Holdings Ltd	352
2,498	*	Mohawk Industries, Inc	474
638		Movado Group, Inc	14
182		Nacco Industries, Inc (Class A)	10
1,389	*	Nautilus, Inc	25
556	*,e	New Home Co Inc	5
18,223		Newell Rubbermaid, Inc	885
55,034		Nike, Inc (Class B)	3,038
145	*	NVR, Inc	258
621		Oxford Industries, Inc	35
1,894	*,e	Performance Sports Group Ltd	6
546	*	Perry Ellis International, Inc	11
3,339		Phillips-Van Heusen Corp	315
2,690	e	Polaris Industries, Inc	220
1,839		Pool Corp	173
14,030		Pulte Homes, Inc	273
2,365		Ralph Lauren Corp	212
1,607	*	Sequential Brands Group, Inc	13
5,202	*	Skechers U.S.A., Inc (Class A)	155
2,238	*	Smith & Wesson Holding Corp	61
2,386	*	Steven Madden Ltd	82
794		Sturm Ruger & Co, Inc	51
295		Superior Uniform Group, Inc	6
1,381	*	Taylor Morrison Home Corp	20
2,208	*	Tempur-Pedic International, Inc	122
6,395	*	Toll Brothers, Inc	172
1,636	*	TopBuild Corp	59
6,138	*	TRI Pointe Homes, Inc	73
2,315	*	Tumi Holdings, Inc	62
1,991		Tupperware Corp	112
7,518	*	Under Armour, Inc	274
7,579	*,e	Under Armour, Inc (Class A)	304
700	*	Unifi, Inc	19
585	*	Universal Electronics, Inc	42
1,001	*	Vera Bradley, Inc	14
13,977		VF Corp	859
649	*	Vince Holding Corp	4
2,676	*	Vista Outdoor, Inc	128
896	*	WCI Communities, Inc	15
378		Weyco Group, Inc	10
3,077		Whirlpool Corp	513
638	*,e	William Lyon Homes, Inc	10
3,989		Wolverine World Wide, Inc	81
1,093	*	Zagg, Inc	6

		TOTAL CONSUMER DURABLES & APPAREL	14,730

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

CONSUMER SERVICES - 2.2%
675	*	American Public Education, Inc	$19
3,700	*	Apollo Group, Inc (Class A)	34
8,896		ARAMARK Holdings Corp	297
650	*	Ascent Media Corp (Series A)	10
4,377	*	Belmond Ltd.	43
915	*	BJ’s Restaurants, Inc	40
5,198		Bloomin’ Brands, Inc	93
1,085		Bob Evans Farms, Inc	41
353	*	Bojangles’, Inc	6
3,388	*	Boyd Gaming Corp	62
877	*	Bridgepoint Education, Inc	6
1,801	*	Bright Horizons Family Solutions	119
2,294		Brinker International, Inc	104
800	*	Buffalo Wild Wings, Inc	111
2,101	*	Caesars Acquisition Co	24
1,990	*,e	Caesars Entertainment Corp	15
428		Capella Education Co	23
3,103	*	Career Education Corp	18
16,635		Carnival Corp	735
741		Carriage Services, Inc	18
1,619	*	Carrols Restaurant Group, Inc	19
1,867		Cheesecake Factory	90
3,194	*,e	Chegg, Inc	16
1,197	*	Chipotle Mexican Grill, Inc (Class A)	482
1,471		Choice Hotels International, Inc	70
595		Churchill Downs, Inc	75
751	*	Chuy’s Holdings, Inc	26
2,643		ClubCorp Holdings, Inc	34
328		Collectors Universe	6
789	e	Cracker Barrel Old Country Store, Inc	135
4,906		Darden Restaurants, Inc	311
1,563	*	Dave & Buster’s Entertainment, Inc	73
1,033	*	Del Frisco’s Restaurant Group, Inc	15
317	*	Del Taco Restaurants, Inc	3
3,544	*	Denny’s Corp	38
2,577	e	DeVry Education Group, Inc	46
1,531	*,e	Diamond Resorts International, Inc	46
740		DineEquity, Inc	63
2,082		Domino’s Pizza, Inc	274
3,806		Dunkin Brands Group, Inc	166
809	*,e	El Pollo Loco Holdings, Inc	10
1,192	*	Eldorado Resorts, Inc	18
2,534		Extended Stay America, Inc	38
1,193	*	Fiesta Restaurant Group, Inc	26
217	*	Fogo De Chao, Inc	3
412	e	Golden Entertainment, Inc	5
179		Graham Holdings Co	88
1,857	*	Grand Canyon Education, Inc	74
9,452		H&R Block, Inc	217
480	*	Habit Restaurants, Inc	8
21,771		Hilton Worldwide Holdings, Inc	490
5,091	*	Houghton Mifflin Harcourt Co	80
1,298	*,e	Hyatt Hotels Corp	64
3,625		International Game Technology plc	68
1,188		International Speedway Corp (Class A)	40
4,720		Interval Leisure Group, Inc	75
634	*	Intrawest Resorts Holdings Inc	8
1,142	*	Isle of Capri Casinos, Inc	21
596	*	J Alexander’s Holdings, Inc	6
1,344		Jack in the Box, Inc	115
649	*,e	Jamba, Inc	7
1,518	*	K12, Inc	19
343	*,e	Kona Grill, Inc	4

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,917	*	Krispy Kreme Doughnuts, Inc	$61
3,967	*	La Quinta Holdings, Inc	45
14,909		Las Vegas Sands Corp	648
203		Liberty Tax, Inc	3
3,463	*,e	LifeLock, Inc	55
608	*	Lindblad Expeditions Holdings, Inc	6
754	*	Luby’s, Inc	4
840		Marcus Corp	18
8,135	e	Marriott International, Inc (Class A)	541
924		Marriott Vacations Worldwide Corp	63
36,296		McDonald’s Corp	4,368
19,667	*	MGM Resorts International	445
388	*	Monarch Casino & Resort, Inc	9
133	*	Nathan’s Famous, Inc	6
400	*,e	Noodles & Co	4
6,600	*	Norwegian Cruise Line Holdings Ltd	263
939	*	Panera Bread Co (Class A)	199
1,121		Papa John’s International, Inc	76
3,355	*	Penn National Gaming, Inc	47
2,455	*	Pinnacle Entertainment, Inc	27
661	*	Planet Fitness, Inc	12
894	*	Popeyes Louisiana Kitchen, Inc	49
946	*	Potbelly Corp	12
638	*	Red Lion Hotels Corp	5
600	*	Red Robin Gourmet Burgers, Inc	28
618	*	Red Rock Resorts, Inc	14
1,737	*	Regis Corp	22
6,975		Royal Caribbean Cruises Ltd	468
3,070	*	Ruby Tuesday, Inc	11
1,588		Ruth’s Chris Steak House, Inc	25
1,968	*,e	Scientific Games Corp (Class A)	18
2,991	e	SeaWorld Entertainment, Inc	43
7,755		Service Corp International	210
5,597	*	ServiceMaster Global Holdings, Inc	223
645	*,e	Shake Shack, Inc	23
2,963		Six Flags Entertainment Corp	172
2,205		Sonic Corp	60
2,146	e	Sotheby’s (Class A)	59
581		Speedway Motorsports, Inc	10
59,271		Starbucks Corp	3,386
6,990		Starwood Hotels & Resorts Worldwide, Inc	517
57	*	Steak N Shake Co	23
491	*	Strayer Education, Inc	24
2,872		Texas Roadhouse, Inc (Class A)	131
1,570		Vail Resorts, Inc	217
1,142	*,e	Weight Watchers International, Inc	13
8,703		Wendy’s	84
657	*,e	Wingstop, Inc	18
4,655		Wyndham Worldwide Corp	332
3,311	e	Wynn Resorts Ltd	300
16,028		Yum! Brands, Inc	1,329
805	*	Zoe’s Kitchen, Inc	29

		TOTAL CONSUMER SERVICES	20,045

DIVERSIFIED FINANCIALS - 3.4%
2,230	*	Affiliated Managers Group, Inc	314
18,381	*	Ally Financial, Inc	314
33,225		American Express Co	2,019
6,515		Ameriprise Financial, Inc	585
727	e	Arlington Asset Investment Corp (Class A)	9
1,509		Artisan Partners Asset Management, Inc	42
269		Associated Capital Group, Inc	8
382		B. Riley Financial, Inc	4
43,471		Bank of New York Mellon Corp	1,689

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

247	*,e	BBX Capital Corp	$4
8,931		BGC Partners, Inc (Class A)	78
5,190		BlackRock, Inc	1,778
953		Calamos Asset Management, Inc (Class A)	7
21,196		Capital One Financial Corp	1,346
962		Cash America International, Inc	41
3,348		CBOE Holdings, Inc	223
48,371		Charles Schwab Corp	1,224
14,023		CME Group, Inc	1,366
853		Cohen & Steers, Inc	34
4,206	*,e	Cowen Group, Inc	12
358	*,e	Credit Acceptance Corp	66
118		Diamond Hill Investment Group, Inc	22
16,810		Discover Financial Services	901
11,575	*	E*TRADE Financial Corp	272
4,682		Eaton Vance Corp	165
978	*,e	Encore Capital Group, Inc	23
1,226	*	Enova International, Inc	9
1,452		Evercore Partners, Inc (Class A)	64
2,322	*	Ezcorp, Inc (Class A)	17
1,659		Factset Research Systems, Inc	268
3,877		Federated Investors, Inc (Class B)	112
2,248		Financial Engines, Inc	58
1,137		First Cash Financial Services, Inc	58
3,451	*	FNFV Group	40
15,039		Franklin Resources, Inc	502
1,532		Gain Capital Holdings, Inc	10
181		GAMCO Investors, Inc (Class A)	6
16,021		Goldman Sachs Group, Inc	2,380
1,775	*	Green Dot Corp	41
1,124		Greenhill & Co, Inc	18
1,489		HFF, Inc (Class A)	43
517		Houlihan Lokey, Inc	12
2,624		Interactive Brokers Group, Inc (Class A)	93
4,884		IntercontinentalExchange Group, Inc	1,250
675	*	INTL FCStone, Inc	18
17,213		Invesco Ltd	440
1,434		Investment Technology Group, Inc	24
13,324		iShares Russell 3000 Index Fund	1,652
6,087		Janus Capital Group, Inc	85
1,997	*	KCG Holdings, Inc	26
5,033	*	Ladenburg Thalmann Financial Services, Inc	12
5,370		Lazard Ltd (Class A)	160
4,116		Legg Mason, Inc	121
13,480	*,e	LendingClub Corp	58
13,604		Leucadia National Corp	236
3,491		LPL Financial Holdings, Inc	79
1,519		MarketAxess Holdings, Inc	221
418		Marlin Business Services Corp	7
731		Moelis & Co	16
7,083		Moody’s Corp	664
59,262		Morgan Stanley	1,540
808		Morningstar, Inc	66
3,812		MSCI, Inc (Class A)	294
4,646		NASDAQ OMX Group, Inc	300
13,657		Navient Corp	163
686		Nelnet, Inc (Class A)	24
959	*	NewStar Financial, Inc	8
8,795		Northern Trust Corp	583
8,006		NorthStar Asset Management Group, Inc	82
1,634		OM Asset Management plc	22
2,011	*,e	On Deck Capital, Inc	10
2,198	*	OneMain Holdings, Inc	50
448		Oppenheimer Holdings, Inc	7
1,198	*	Pico Holdings, Inc	11

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

669	*	Piper Jaffray Cos	$25
727	e	PJT Partners, Inc	17
1,888	*	PRA Group, Inc	46
527		Pzena Investment Management, Inc (Class A)	4
5,269		Raymond James Financial, Inc	260
231	*	Regional Management Corp	3
606		Resource America, Inc (Class A)	6
10,945		S&P Global, Inc	1,174
808	*	Safeguard Scientifics, Inc	10
3,870	*	Santander Consumer USA Holdings, Inc	40
5,509		SEI Investments Co	265
298		Silvercrest Asset Management Group, Inc	4
17,941	*	SLM Corp	111
8,196	e	SPDR Trust Series 1	1,717
16,398		State Street Corp	884
2,659	*	Stifel Financial Corp	84
34,689	*	Synchrony Financial	877
10,332		T Rowe Price Group, Inc	754
10,694		TD Ameritrade Holding Corp	304
1,255		Tiptree Financial, Inc	7
1,024	e	Virtu Financial, Inc	18
255	e	Virtus Investment Partners, Inc	18
8,295		Voya Financial, Inc	205
3,248		Waddell & Reed Financial, Inc (Class A)	56
322		Westwood Holdings Group, Inc	17
4,611	e	WisdomTree Investments, Inc	45
276	*,e	World Acceptance Corp	13

		TOTAL DIVERSIFIED FINANCIALS	31,470

ENERGY - 6.8%
4,200	*	Abraxas Petroleum Corp	5
99		Adams Resources & Energy, Inc	4
1,327		Alon USA Energy, Inc	9
21,195		Anadarko Petroleum Corp	1,129
6,765	*,e	Antero Resources Corp	176
15,738		Apache Corp	876
2,935		Archrock, Inc	28
624	e	Ardmore Shipping Corp	4
2,529	e	Atwood Oceanics, Inc	32
18,170		Baker Hughes, Inc	820
2,221	*,e	Bill Barrett Corp	14
1,469	e	Bristow Group, Inc	17
19,247		Cabot Oil & Gas Corp	495
1,309	*,e	California Resources Corp	16
4,954	*	Callon Petroleum Co	56
905	e	CARBO Ceramics, Inc	12
2,286	*	Carrizo Oil & Gas, Inc	82
8,553	*	Cheniere Energy, Inc	321
25,171	*,e	Chesapeake Energy Corp	108
78,127		Chevron Corp	8,190
3,957		Cimarex Energy Co	472
251	*,e	Clayton Williams Energy, Inc	7
3,211	*	Clean Energy Fuels Corp	11
15,473	*	Cobalt International Energy, Inc	21
16,525		Columbia Pipeline Group, Inc	421
5,406	*	Concho Resources, Inc	645
51,489		ConocoPhillips	2,245
9,664	e	Consol Energy, Inc	155
670	*	Contango Oil & Gas Co	8
3,512	*,e	Continental Resources, Inc	159
762	e	CVR Energy, Inc	12
852	*	Dawson Geophysical Co	7
2,390		Delek US Holdings, Inc	32
14,522		Denbury Resources, Inc	52

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

21,672	*	Devon Energy Corp	$786
3,880		DHT Holdings, Inc	19
2,618	e	Diamond Offshore Drilling, Inc	64
2,958	*	Diamondback Energy, Inc	270
1,027	*,e	Dorian LPG Ltd	7
1,561	*	Dril-Quip, Inc	91
4,022		Energen Corp	194
11,576		Ensco plc	112
22,833		EOG Resources, Inc	1,905
1,448	*,e	EP Energy Corp	7
7,136		EQT Corp	553
891	*	Era Group, Inc	8
668		Evolution Petroleum Corp	4
6,012	*	EXCO Resources, Inc	8
1,467	*	Exterran Corp	19
172,293	d	Exxon Mobil Corp	16,151
2,595	*,e	Fairmount Santrol Holdings, Inc	20
9,764	*	FMC Technologies, Inc	260
2,423	*	Forum Energy Technologies, Inc	42
1,468	e	Frank’s International NV	21
1,176	e	Frontline Ltd	9
1,757	e	GasLog Ltd	23
877	*	Gener8 Maritime, Inc	6
626	*,e	Geospace Technologies Corp	10
3,789	e	Golar LNG Ltd	59
1,490		Green Plains Renewable Energy, Inc	29
5,190	*	Gulfport Energy Corp	162
35,591		Halliburton Co	1,612
4,809	*	Helix Energy Solutions Group, Inc	32
4,028	e	Helmerich & Payne, Inc	270
11,685		Hess Corp	702
6,919		HollyFrontier Corp	164
1,338	*,e	Hornbeck Offshore Services, Inc	11
1,312	*	Independence Contract Drilling, Inc	7
61	*	Isramco, Inc	5
1,048	*	Jones Energy, Inc (Class A)	4
79,876		Kinder Morgan, Inc	1,495
6,492	*	Kosmos Energy LLC	35
5,583	*,e	Laredo Petroleum Holdings, Inc	58
35,161		Marathon Oil Corp	528
22,258		Marathon Petroleum Corp	845
3,403	*	Matador Resources Co	67
1,193	*	Matrix Service Co	20
9,887	*	McDermott International, Inc	49
3,825	*	Memorial Resource Development Corp	61
7,011	e	Murphy Oil Corp	223
11,421		Nabors Industries Ltd	115
15,743		National Oilwell Varco, Inc	530
561	*	Natural Gas Services Group, Inc	13
3,582	e	Navios Maritime Acq Corp	6
8,207	*	Newfield Exploration Co	363
3,910	*	Newpark Resources, Inc	23
9,860	e	Noble Corp plc	81
18,226		Noble Energy, Inc	654
3,925	e	Nordic American Tanker Shipping	54
3,091	*,e	Northern Oil And Gas, Inc	14
6,505	*	Oasis Petroleum, Inc	61
31,753		Occidental Petroleum Corp	2,399
4,264		Oceaneering International, Inc	127
2,073	*	Oil States International, Inc	68
8,715		Oneok, Inc	414
836		Overseas Shipholding Group, Inc	9
656	*	Pacific Ethanol, Inc	4
648		Panhandle Oil and Gas, Inc (Class A)	11
1,177	*	Par Petroleum Corp	18

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,410	*	Parker Drilling Co	$12
5,614	*	Parsley Energy, Inc	152
6,387		Patterson-UTI Energy, Inc	136
4,046		PBF Energy, Inc	96
1,898	*	PDC Energy, Inc	109
620	*	PHI, Inc	11
19,038		Phillips 66	1,510
2,681	*	Pioneer Energy Services Corp	12
6,752		Pioneer Natural Resources Co	1,021
8,935		Questar Market Resources, Inc	158
7,064		Range Resources Corp	305
1,773	*	Renewable Energy Group, Inc	16
234	*	Rex American Resources Corp	14
4,670	*	Rice Energy, Inc	103
611	*	RigNet, Inc	8
843	*	Ring Energy, Inc	7
5,316	e	Rowan Cos plc	94
2,428	*,e	RPC, Inc	38
3,102	*	RSP Permian, Inc	108
2,020	*	Sanchez Energy Corp	14
57,829		Schlumberger Ltd	4,573
6,794		Scorpio Tankers, Inc	29
825	*	SEACOR Holdings, Inc	48
15,354	*,e	Seadrill Ltd	50
1,826		SemGroup Corp	59
2,365	e	Ship Finance International Ltd	35
2,861	e	SM Energy Co	77
16,258	*	Southwestern Energy Co	205
29,034		Spectra Energy Corp	1,063
6,374		Superior Energy Services	117
7,633	*	Synergy Resources Corp	51
6,552		Targa Resources Investments, Inc	276
2,010	e	Teekay Corp	14
3,273	e	Teekay Tankers Ltd (Class A)	10
1,519		Tesco Corp	10
5,110		Tesoro Corp	383
3,896	*	Tetra Technologies, Inc	25
2,198	e	Tidewater, Inc	10
12,872		Transocean Ltd (NYSE)	153
2,246	*	Unit Corp	35
2,430		US Silica Holdings Inc	84
19,640		Valero Energy Corp	1,002
1,693	*,e	W&T Offshore, Inc	4
37,057	*	Weatherford International Ltd	206
2,997		Western Refining, Inc	62
783	*	Westmoreland Coal Co	7
8,366	*	Whiting Petroleum Corp	77
1,880	*	Willbros Group, Inc	5
28,713		Williams Cos, Inc	621
2,866		World Fuel Services Corp	136
11,391	*	WPX Energy, Inc	106

		TOTAL ENERGY	62,089

FOOD & STAPLES RETAILING - 2.1%
1,108		Andersons, Inc	39
1,611		Casey’s General Stores, Inc	212
776	*	Chefs’ Warehouse Holdings, Inc	12
18,078		Costco Wholesale Corp	2,839
44,592		CVS Health Corp	4,269
555		Ingles Markets, Inc (Class A)	21
39,482		Kroger Co	1,453
345	*	Natural Grocers by Vitamin C	5
1,392	*	Performance Food Group Co	37
821		Pricesmart, Inc	77

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

41,789	*	Rite Aid Corp	$313
1,024	*	Smart & Final Stores, Inc	15
1,537		Spartan Stores, Inc	47
6,253	*	Sprouts Farmers Market, Inc	143
10,836	*	Supervalu, Inc	51
21,774		Sysco Corp	1,105
2,032	*	United Natural Foods, Inc	95
1,110	*	US Foods Holding Corp	27
292		Village Super Market (Class A)	8
35,637		Walgreens Boots Alliance, Inc	2,968
62,856		Wal-Mart Stores, Inc	4,590
145		Weis Markets, Inc	7
13,616		Whole Foods Market, Inc	436

		TOTAL FOOD & STAPLES RETAILING	18,769

FOOD, BEVERAGE & TOBACCO - 5.4%
136		Alico, Inc	4
81,000		Altria Group, Inc	5,586
1,205	*,e	Amplify Snack Brands, Inc	18
23,872		Archer Daniels Midland Co	1,024
2,348		B&G Foods, Inc (Class A)	113
2,484	*,e	Blue Buffalo Pet Products, Inc	58
387	*,e	Boston Beer Co, Inc (Class A)	66
1,129		Brown-Forman Corp	122
4,146		Brown-Forman Corp (Class B)	414
5,711		Bunge Ltd	338
583		Calavo Growers, Inc	39
1,263	e	Cal-Maine Foods, Inc	56
7,702		Campbell Soup Co	513
199		Coca-Cola Bottling Co Consolidated	29
161,894		Coca-Cola Co	7,339
17,782		ConAgra Foods, Inc	850
6,871		Constellation Brands, Inc (Class A)	1,137
418	*	Craft Brewers Alliance, Inc	5
6,734	*	Darling International, Inc	100
3,987		Dean Foods Co	72
7,682		Dr Pepper Snapple Group, Inc	742
288	*	Farmer Bros Co	9
7,167		Flowers Foods, Inc	134
1,315		Fresh Del Monte Produce, Inc	72
901	*,e	Freshpet, Inc	8
24,603		General Mills, Inc	1,755
4,247	*	Hain Celestial Group, Inc	211
5,817		Hershey Co	660
11,212		Hormel Foods Corp	410
2,973		Ingredion, Inc	385
649	*,e	Inventure Foods, Inc	5
614		J&J Snack Foods Corp	73
4,817		J.M. Smucker Co	734
368		John B. Sanfilippo & Son, Inc	16
10,180		Kellogg Co	831
24,756		Kraft Heinz Co	2,190
744		Lancaster Colony Corp	95
1,289	*	Landec Corp	14
179	*	Lifeway Foods, Inc	2
443	e	Limoneira Co	8
4,794		McCormick & Co, Inc	511
7,716		Mead Johnson Nutrition Co	700
476		Mgp Ingredients, Inc	18
7,066		Molson Coors Brewing Co (Class B)	715
62,072		Mondelez International, Inc	2,825
6,165	*	Monster Beverage Corp	991
505	*	National Beverage Corp	32

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

996	*	Omega Protein Corp	$20
60,158		PepsiCo, Inc	6,373
64,082		Philip Morris International, Inc	6,518
2,436	e	Pilgrim’s Pride Corp	62
4,776		Pinnacle Foods, Inc	221
2,482	*	Post Holdings, Inc	205
845	*	Primo Water	10
34,061		Reynolds American, Inc	1,837
822	e	Sanderson Farms, Inc	71
11	*	Seaboard Corp	32
365	*	Seneca Foods Corp	13
3,317		Snyder’s-Lance, Inc	113
889	*,e	Synutra International, Inc	3
716	e	Tootsie Roll Industries, Inc	28
2,265	*	TreeHouse Foods, Inc	233
11,968		Tyson Foods, Inc (Class A)	799
821		Universal Corp	47
3,631		Vector Group Ltd	81
7,195	*	WhiteWave Foods Co (Class A)	338

		TOTAL FOOD, BEVERAGE & TOBACCO	49,033

HEALTH CARE EQUIPMENT & SERVICES - 5.4%
338	*,e	AAC Holdings, Inc	8
1,018		Abaxis, Inc	48
60,993		Abbott Laboratories	2,398
1,733	*	Abiomed, Inc	189
3,023	*	Acadia Healthcare Co, Inc	167
3,073	*	Accuray, Inc	16
1,212		Aceto Corp	27
255	*	Addus HomeCare Corp	4
500	*,e	Adeptus Health, Inc	26
14,299		Aetna Inc	1,746
1,468	*	Air Methods Corp	53
3,570	*	Alere, Inc	149
2,989	*	Align Technology, Inc	241
7,667	*	Allscripts Healthcare Solutions, Inc	97
380	*	Almost Family, Inc	16
1,243	*	Amedisys, Inc	63
368	*	American Renal Associates Holdings, Inc	11
7,380		AmerisourceBergen Corp	585
2,008	*	AMN Healthcare Services, Inc	80
2,211	*	Amsurg Corp	171
558		Analogic Corp	44
1,310	*	Angiodynamics, Inc	19
566	*	Anika Therapeutics, Inc	30
10,934		Anthem, Inc	1,436
1,615	*,e	athenahealth, Inc	223
1,229	*	AtriCure, Inc	17
69		Atrion Corp	30
480	*	Avinger, Inc	6
1,009	*	AxoGen, Inc	7
3,045		Bard (C.R.), Inc	716
20,689		Baxter International, Inc	936
8,515		Becton Dickinson & Co	1,444
2,663	*,e	BioScrip, Inc	7
1,148	*	BioTelemetry, Inc	19
55,376	*	Boston Scientific Corp	1,294
7,774	*	Brookdale Senior Living, Inc	120
1,496		Cantel Medical Corp	103
1,396	*	Capital Senior Living Corp	25
13,421		Cardinal Health, Inc	1,047
1,207	*	Cardiovascular Systems, Inc	22
1,380	*	Castlight Health, Inc	5

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

7,073	*	Centene Corp	$505
12,200	*	Cerner Corp	715
4,212	*,e	Cerus Corp	26
719		Chemed Corp	98
10,543		Cigna Corp	1,349
504	*	Civitas Solutions, Inc	10
3,787	*,e	Community Health Systems, Inc	46
481		Computer Programs & Systems, Inc	19
1,529	*,e	ConforMIS, Inc	11
1,202		Conmed Corp	57
1,970		Cooper Cos, Inc	338
514	*	Corvel Corp	22
215	*	Cotiviti Holdings, Inc	5
1,273	*	Cross Country Healthcare, Inc	18
1,413		CryoLife, Inc	17
593	*	Cutera, Inc	7
943	*	Cynosure, Inc (Class A)	46
6,941	*	DaVita, Inc	537
9,529		DENTSPLY SIRONA, Inc	591
3,382	*	DexCom, Inc	268
1,886	*,e	Diplomat Pharmacy, Inc	66
8,774	*	Edwards Lifesciences Corp	875
3,300	*	Endologix, Inc	41
2,136		Ensign Group, Inc	45
221	*	Entellus Medical, Inc	4
7,853	*	Envision Healthcare Holdings, Inc	199
560	*	Evolent Health, Inc	11
408	*	Exactech, Inc	11
1,755	*	ExamWorks Group, Inc	61
26,196	*	Express Scripts Holding Co	1,986
1,865	*,e	GenMark Diagnostics, Inc	16
683	*	Glaukos Corp	20
2,899	*	Globus Medical, Inc	69
2,236	*	Haemonetics Corp	65
2,049	*	Halyard Health, Inc	67
12,631	*	HCA Holdings, Inc	973
1,772	*	HealthEquity, Inc	54
3,639		Healthsouth Corp	141
1,071	*	HealthStream, Inc	28
1,449	*	Healthways, Inc	17
752	*,e	HeartWare International, Inc	43
3,378	*	Henry Schein, Inc	597
2,407		Hill-Rom Holdings, Inc	121
3,657	*	HMS Holdings Corp	64
11,558	*	Hologic, Inc	400
6,189		Humana, Inc	1,113
604	*	ICU Medical, Inc	68
3,678	*	Idexx Laboratories, Inc	342
645	*	Imprivata, Inc	9
5,953	*	IMS Health Holdings, Inc	151
672	*	Inogen Inc	34
2,425	*,e	Inovalon Holdings, Inc	44
2,452	*	Insulet Corp	74
1,266	*	Integer Holding Corp	39
1,248	*	Integra LifeSciences Holdings Corp	100
1,535	*	Intuitive Surgical, Inc	1,015
1,548		Invacare Corp	19
1,103	*	InVivo Therapeutics Holdings Corp	6
169	*,e	iRadimed Corp	4
312	*	IRIDEX Corp	5
1,032	*,e	K2M Group Holdings, Inc	16
3,505		Kindred Healthcare, Inc	40
4,244	*	Laboratory Corp of America Holdings	553
498		Landauer, Inc	20
1,128	*	LDR Holding Corp	42

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

562		LeMaitre Vascular, Inc	$8
593	*	LHC Group, Inc	26
1,670	*	LifePoint Hospitals, Inc	109
1,019	*	Magellan Health Services, Inc	67
1,687	*	Masimo Corp	89
9,330		McKesson Corp	1,741
2,351	*	Medidata Solutions, Inc	110
3,789	*	MEDNAX, Inc	274
58,282		Medtronic plc	5,057
1,883		Meridian Bioscience, Inc	37
1,836	*	Merit Medical Systems, Inc	36
1,772	*	Molina Healthcare, Inc	88
447		National Healthcare Corp	29
357		National Research Corp	5
1,466	*	Natus Medical, Inc	55
1,566	*	Neogen Corp	88
984	*,e	Nevro Corp	73
1,348	*,e	Nobilis Health Corp	3
2,085	*,e	Novocure Ltd	24
2,136	*	NuVasive, Inc	128
2,725	*	NxStage Medical, Inc	59
1,563	*	Omnicell, Inc	53
2,901	*	OraSure Technologies, Inc	17
861	*	Orthofix International NV	36
2,695		Owens & Minor, Inc	101
919	*	Oxford Immunotec Global plc	8
3,639		Patterson Cos, Inc	174
1,046	*	Penumbra, Inc	62
1,217	*	PharMerica Corp	30
1,897	*	Premier, Inc	62
915	*	Press Ganey Holdings, Inc	36
495	*	Providence Service Corp	22
1,960		Quality Systems, Inc	23
5,869		Quest Diagnostics, Inc	478
1,220	*	Quidel Corp	22
1,200	*	Quorum Health Corp	13
1,510	*	RadNet, Inc	8
5,765		Resmed, Inc	365
1,891	*,e	Rockwell Medical, Inc	14
2,673	*	RTI Biologics, Inc	10
570	*,e	Second Sight Medical Products, Inc	2
4,065	*	Select Medical Holdings Corp	44
1,177	*	Senseonics Holdings, Inc	5
1,958	*	Spectranetics Corp	37
11,407		St. Jude Medical, Inc	890
1,741	*	Staar Surgical Co	10
13,835		Stryker Corp	1,658
643	*,e	Surgery Partners, Inc	12
955	*	Surgical Care Affiliates, Inc	46
723	*	SurModics, Inc	17
417	*	Symmetry Surgical, Inc	5
480	*	Tandem Diabetes Care, Inc	4
2,827	*	Team Health Holdings, Inc	115
846	*,e	Teladoc, Inc	14
1,809		Teleflex, Inc	321
3,638	*	Tenet Healthcare Corp	101
1,189	*,e	TransEnterix, Inc	1
948	*	Triple-S Management Corp (Class B)	23
39,009		UnitedHealth Group, Inc	5,508
2,394		Universal American Corp	18
3,547		Universal Health Services, Inc (Class B)	476
549		US Physical Therapy, Inc	33
149		Utah Medical Products, Inc	9
3,935	*	Varian Medical Systems, Inc	324
873	*	Vascular Solutions, Inc	36

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,169	*	VCA Antech, Inc	$214
3,977	*	Veeva Systems, Inc	136
594	*	Veracyte, Inc	3
960	*	Vocera Communications, Inc	12
1,857	*	WellCare Health Plans, Inc	199
3,006		West Pharmaceutical Services, Inc	228
4,246	*	Wright Medical Group NV	74
1,444	*	Zeltiq Aesthetics, Inc	39
7,412		Zimmer Holdings, Inc	892

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	49,144

HOUSEHOLD & PERSONAL PRODUCTS - 1.9%
18,515		Avon Products, Inc	70
237	*	Central Garden & Pet Co	5
1,366	*	Central Garden and Pet Co (Class A)	30
5,230		Church & Dwight Co, Inc	538
5,271		Clorox Co	729
36,050		Colgate-Palmolive Co	2,639
2,027	e	Coty, Inc	53
2,560		Edgewell Personal Care Co	216
945	*	Elizabeth Arden, Inc	13
2,560		Energizer Holdings, Inc	132
8,863		Estee Lauder Cos (Class A)	807
3,010	*,e	Herbalife Ltd	176
4,123	*	HRG Group, Inc	57
735		Inter Parfums, Inc	21
14,794		Kimberly-Clark Corp	2,034
352	*	Lifevantage Corp	5
571		Medifast, Inc	19
325	e	Natural Health Trends Corp	9
537		Nature’s Sunshine Products, Inc	5
2,285		Nu Skin Enterprises, Inc (Class A)	105
364	*	Nutraceutical International Corp	8
255		Oil-Dri Corp of America	9
289	e	Orchids Paper Products Co	10
110,730		Procter & Gamble Co	9,376
480	*	Revlon, Inc (Class A)	15
1,021		Spectrum Brands, Inc	122
213	*	USANA Health Sciences, Inc	24
577		WD-40 Co	68

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	17,295

INSURANCE - 4.1%
16,689		Aflac, Inc	1,204
636	*	Alleghany Corp	350
3,629		Allied World Assurance Co Holdings Ltd	128
15,875		Allstate Corp	1,110
1,490	*	AMBAC Financial Group, Inc	25
2,947		American Equity Investment Life Holding Co	42
2,826		American Financial Group, Inc	209
46,076		American International Group, Inc	2,437
284		American National Insurance Co	32
810		Amerisafe, Inc	50
3,256		Amtrust Financial Services, Inc	80
10,914		Aon plc	1,192
4,862	*	Arch Capital Group Ltd	350
1,301		Argo Group International Holdings Ltd	68
7,108		Arthur J. Gallagher & Co	338
2,585		Aspen Insurance Holdings Ltd	120
2,573		Assurant, Inc	222
5,264		Assured Guaranty Ltd	134
493	*	Atlas Financial Holdings, Inc	9
3,814		Axis Capital Holdings Ltd	210

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

422		Baldwin & Lyons, Inc (Class B)	$10
78,366	*	Berkshire Hathaway, Inc (Class B)	11,347
265	e	Blue Capital Reinsurance Holdings Ltd	5
4,884		Brown & Brown, Inc	183
19,201		Chubb Ltd	2,510
6,555		Cincinnati Financial Corp	491
2,162	*,e	Citizens, Inc (Class A)	16
1,136		CNA Financial Corp	36
7,386		Conseco, Inc	129
723		Crawford & Co (Class B)	6
406		Donegal Group, Inc (Class A)	7
746	*	eHealth, Inc	10
252		EMC Insurance Group, Inc	7
1,381		Employers Holdings, Inc	40
2,654		Endurance Specialty Holdings Ltd	178
469	*	Enstar Group Ltd	76
1,009		Erie Indemnity Co (Class A)	100
1,735		Everest Re Group Ltd	317
441		FBL Financial Group, Inc (Class A)	27
485		Federated National Holding Co	9
471	e	Fidelity & Guaranty Life	11
4,423		First American Financial Corp	178
10,872		FNF Group	408
21,064	*	Genworth Financial, Inc (Class A)	54
1,299	*	Greenlight Capital Re Ltd (Class A)	26
368	*	Hallmark Financial Services	4
1,754		Hanover Insurance Group, Inc	148
16,231		Hartford Financial Services Group, Inc	720
290		HCI Group, Inc	8
1,074		Heritage Insurance Holdings, Inc	13
1,816		Horace Mann Educators Corp	61
392		Independence Holding Co	7
439		Infinity Property & Casualty Corp	35
62		Investors Title Co	6
597		James River Group Holdings Ltd	20
2,004		Kemper Corp	62
9,834		Lincoln National Corp	381
11,865		Loews Corp	488
2,294		Maiden Holdings Ltd	28
566	*	Markel Corp	539
21,807		Marsh & McLennan Cos, Inc	1,493
3,498	*	MBIA, Inc	24
1,146		Mercury General Corp	61
38,404		Metlife, Inc	1,530
1,991		National General Holdings Corp	43
224		National Interstate Corp	7
92		National Western Life Group, Inc	18
460		Navigators Group, Inc	42
10,025		Old Republic International Corp	193
823		OneBeacon Insurance Group Ltd (Class A)	11
378	*	Patriot National, Inc	3
1,934		Primerica, Inc	111
11,091		Principal Financial Group	456
2,171		ProAssurance Corp	116
24,131		Progressive Corp	808
18,350		Prudential Financial, Inc	1,309
2,540		Reinsurance Group of America, Inc (Class A)	246
1,702		RenaissanceRe Holdings Ltd	200
1,544		RLI Corp	106
591		Safety Insurance Group, Inc	36
2,545		Selective Insurance Group, Inc	97
630		State Auto Financial Corp	14
1,279		State National Cos, Inc	14
1,090		Stewart Information Services Corp	45
2,745	*	Third Point Reinsurance Ltd	32

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,035		Torchmark Corp	$311
12,059		Travelers Cos, Inc	1,436
703	*,e	Trupanion, Inc	9
417	*	United America Indemnity Ltd	12
1,001		United Fire & Casualty Co	43
739		United Insurance Holdings Corp	12
1,340		Universal Insurance Holdings, Inc	25
9,851		UnumProvident Corp	313
3,104		Validus Holdings Ltd	151
4,127		W.R. Berkley Corp	247
201		White Mountains Insurance Group Ltd	169
11,489		XL Capital Ltd	383

		TOTAL INSURANCE	37,137

MATERIALS - 3.3%
1,236		A. Schulman, Inc	30
185		AEP Industries, Inc	15
8,124		Air Products & Chemicals, Inc	1,154
9,246	*,e	AK Steel Holding Corp	43
4,639		Albemarle Corp	368
53,925		Alcoa, Inc	500
4,614	e	Allegheny Technologies, Inc	59
1,339		American Vanguard Corp	20
2,561		Aptargroup, Inc	203
2,572		Ashland, Inc	295
3,690		Avery Dennison Corp	276
6,300	*	Axalta Coating Systems Ltd	167
2,975		Axiall Corp	97
1,365		Balchem Corp	81
7,112	e	Ball Corp	514
3,899		Bemis Co, Inc	201
4,981	*	Berry Plastics Group, Inc	193
1,581	*	Boise Cascade Co	36
2,534		Cabot Corp	116
2,460		Calgon Carbon Corp	32
1,911		Carpenter Technology Corp	63
6,094		Celanese Corp (Series A)	399
2,103	*	Century Aluminum Co	13
9,471		CF Industries Holdings, Inc	228
284		Chase Corp	17
7,648		Chemours Co	63
2,635	*	Chemtura	69
724	*	Clearwater Paper Corp	47
5,917	*,e	Cliffs Natural Resources, Inc	34
1,314	*	Codexis, Inc	5
5,932	*	Coeur Mining, Inc	63
4,728		Commercial Metals Co	80
1,427	e	Compass Minerals International, Inc	106
5,576	*	Crown Holdings, Inc	283
439		Deltic Timber Corp	29
2,575		Domtar Corp	90
46,198		Dow Chemical Co	2,296
1,937		Eagle Materials, Inc	149
5,946		Eastman Chemical Co	404
10,765		Ecolab, Inc	1,277
36,314		EI du Pont de Nemours & Co	2,353
3,191	*	Ferro Corp	43
2,943		Ferroglobe plc	25
1,776	*,e	Flotek Industries, Inc	23
5,538		FMC Corp	256
51,785		Freeport-McMoRan Copper & Gold, Inc (Class B)	577
954		FutureFuel Corp	10
3,109	*	GCP Applied Technologies, Inc	81

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,189	*	Gold Resource Corp	$8
13,219		Graphic Packaging Holding Co	166
1,060		Greif, Inc (Class A)	39
2,060		H.B. Fuller Co	91
137	*	Handy & Harman Ltd	4
459		Hawkins, Inc	20
501		Haynes International, Inc	16
3,320	*	Headwaters, Inc	60
14,849		Hecla Mining Co	76
8,201		Huntsman Corp	110
1,764	*	Ingevity Corp	60
803		Innophos Holdings, Inc	34
974		Innospec, Inc	45
3,168		International Flavors & Fragrances, Inc	399
17,015		International Paper Co	721
722		Kaiser Aluminum Corp	65
3,552		Kapstone Paper and Packaging Corp	46
329		KMG Chemicals, Inc	9
850	*	Koppers Holdings, Inc	26
1,207	*	Kraton Polymers LLC	34
1,114	e	Kronos Worldwide, Inc	6
5,914	*	Louisiana-Pacific Corp	103
901	*,e	LSB Industries, Inc	11
14,137		LyondellBasell Industries AF S.C.A	1,052
2,614		Martin Marietta Materials, Inc	502
864		Materion Corp	21
1,470		Minerals Technologies, Inc	83
18,044		Monsanto Co	1,866
14,524		Mosaic Co	380
710	*	Multi Packaging Solutions International Ltd	9
871		Myers Industries, Inc	13
685		Neenah Paper, Inc	50
302		NewMarket Corp	125
22,041		Newmont Mining Corp	862
13,088		Nucor Corp	647
6,869		Olin Corp	171
395		Olympic Steel, Inc	11
1,779	*	Omnova Solutions, Inc	13
6,677	*	Owens-Illinois, Inc	120
3,875		Packaging Corp of America	259
1,827		PH Glatfelter Co	36
5,829	*	Platform Specialty Products Corp	52
3,457		PolyOne Corp	122
11,008		PPG Industries, Inc	1,146
11,726		Praxair, Inc	1,318
529		Quaker Chemical Corp	47
1,744		Rayonier Advanced Materials, Inc	24
1,041	*	Real Industry, Inc	8
2,884		Reliance Steel & Aluminum Co	222
2,719		Royal Gold, Inc	196
5,399		RPM International, Inc	270
153	*	Ryerson Holding Corp	3
1,183		Schnitzer Steel Industries, Inc (Class A)	21
1,285		Schweitzer-Mauduit International, Inc	45
1,899		Scotts Miracle-Gro Co (Class A)	133
8,197		Sealed Air Corp	377
1,971		Sensient Technologies Corp	140
3,297		Sherwin-Williams Co	968
1,724		Silgan Holdings, Inc	89
16,272	*,m	Solutia, Inc	491
4,152		Sonoco Products Co	206
3,645		Southern Copper Corp (NY)	98
9,711		Steel Dynamics, Inc	238
834		Stepan Co	50
5,038	*	Stillwater Mining Co	60

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,850	*	Summit Materials, Inc	$38
2,967		SunCoke Energy, Inc	17
11,807		Tahoe Resources, Inc	177
1,733		TimkenSteel Corp	17
970	*	Trecora Resources	10
1,164		Tredegar Corp	19
819	*	Trinseo S.A.	35
2,723		Tronox Ltd	12
66		United States Lime & Minerals, Inc	4
5,639	e	United States Steel Corp	95
545	*	US Concrete, Inc	33
3,254		Valspar Corp	351
5,489		Vulcan Materials Co	661
1,567		Westlake Chemical Corp	67
10,374		WestRock Co	403
1,910	*	Worthington Industries, Inc	81
3,109		WR Grace & Co	228

		TOTAL MATERIALS	30,424

MEDIA - 3.0%
922		AMC Entertainment Holdings, Inc	25
2,276	*	AMC Networks, Inc	137
165		Cable One, Inc	84
1,014	*	Carmike Cinemas, Inc	31
16,746		CBS Corp (Class B)	912
3,461	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	7
8,318	*	Charter Communications, Inc	1,902
4,394		Cinemark Holdings, Inc	160
1,723		Clear Channel Outdoor Holdings, Inc (Class A)	11
100,134		Comcast Corp (Class A)	6,528
46	*,e	Daily Journal Corp	11
6,207	*	Discovery Communications, Inc (Class A)	157
9,763	*	Discovery Communications, Inc (Class C)	233
9,133	*	DISH Network Corp (Class A)	479
3,186	*	DreamWorks Animation SKG, Inc (Class A)	130
1,252		Entercom Communications Corp (Class A)	17
2,637		Entravision Communications Corp (Class A)	18
798	*,e	Eros International plc	13
2,606		EW Scripps Co (Class A)	41
4,815		Gannett Co, Inc	66
1,656	*	Global Eagle Entertainment, Inc	11
2,680	*	Gray Television, Inc	29
408	*	Hemisphere Media Group, Inc	5
2,551	*	Imax Corp	75
16,695		Interpublic Group of Cos, Inc	386
1,843		John Wiley & Sons, Inc (Class A)	96
428	*,e	Liberty Braves Group (Class A)	6
1,434	*,e	Liberty Braves Group (Class C)	21
1,046	*	Liberty Broadband Corp (Class A)	62
3,782	*	Liberty Broadband Corp (Class C)	227
1,072	*	Liberty Media Group (Class A)	20
2,092	*	Liberty Media Group (Class C)	40
3,755	*	Liberty SiriusXM Group (Class A)	118
7,586	*	Liberty SiriusXM Group (Class C)	234
4,001	e	Lions Gate Entertainment Corp	81
5,383	*	Live Nation, Inc	126
546	*	Loral Space & Communications, Inc	19
867	*	Madison Square Garden Co	150
2,109		MDC Partners, Inc	39
4,469	*	Media General, Inc	77
1,545		Meredith Corp	80
2,602	*	MSG Networks, Inc	40
2,714		National CineMedia, Inc	42
1,709		New Media Investment Group, Inc	31

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,137		New York Times Co (Class A)	$62
15,732		News Corp	179
4,202		News Corp (Class B)	49
1,218	e	Nexstar Broadcasting Group, Inc (Class A)	58
9,921		Omnicom Group, Inc	808
888	*	Radio One, Inc	3
787	*	Reading International, Inc	10
3,573	e	Regal Entertainment Group (Class A)	79
175		Saga Communications, Inc	7
1,212		Scholastic Corp	48
3,406		Scripps Networks Interactive (Class A)	212
2,721		Sinclair Broadcast Group, Inc (Class A)	81
73,731	*,e	Sirius XM Holdings, Inc	291
3,496	*	Starz-Liberty Capital	105
9,000		TEGNA, Inc	208
12,843		Thomson Corp	519
32,667		Time Warner, Inc	2,402
4,296		Time, Inc	71
322	*	Townsquare Media, Inc	3
3,225		Tribune Co	126
1,096	*	tronc, Inc	15
45,110		Twenty-First Century Fox, Inc	1,220
20,168		Twenty-First Century Fox, Inc (Class B)	550
411		Viacom, Inc	19
14,101		Viacom, Inc (Class B)	585
67,428		Walt Disney Co	6,596
1,509		World Wrestling Entertainment, Inc (Class A)	28

		TOTAL MEDIA	27,311

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.7%
67,512		AbbVie, Inc	4,180
3,739	*,e	Acadia Pharmaceuticals, Inc	121
987	*,e	Accelerate Diagnostics, Inc	14
1,131	*	Acceleron Pharma, Inc	38
1,583	*	AcelRx Pharmaceuticals, Inc	4
4,855	*	Achillion Pharmaceuticals, Inc	38
357	*	Aclaris Therapeutics, Inc	7
1,860	*	Acorda Therapeutics, Inc	47
711	*,e	Adamas Pharmaceuticals, Inc	11
1,487	*,e	Aduro Biotech, Inc	17
1,291	*,e	Advaxis, Inc	10
853	*	Adverum Biotechnologies, Inc	3
844	*,e	Aerie Pharmaceuticals, Inc	15
2,830	*,e	Agenus, Inc	11
527	*	Agile Therapeutics, Inc	4
13,455		Agilent Technologies, Inc	597
1,171	*,e	Agios Pharmaceuticals, Inc	49
1,095	*,e	Aimmune Therapeutics, Inc	12
1,027	*,e	Akebia Therapeutics, Inc	8
3,444	*	Akorn, Inc	98
1,060	*,e	Albany Molecular Research, Inc	14
1,914	*,e	Alder Biopharmaceuticals, Inc	48
9,009	*	Alexion Pharmaceuticals, Inc	1,052
6,349	*	Alkermes plc	274
16,432	*	Allergan plc	3,797
3,137	*	Alnylam Pharmaceuticals, Inc	174
1,423	*,e	AMAG Pharmaceuticals, Inc	34
31,202		Amgen, Inc	4,747
5,205	*	Amicus Therapeutics, Inc	28
1,331	*	Amphastar Pharmaceuticals, Inc	21
1,910	*,e	Ampio Pharmaceuticals, Inc	2
1,289	*,e	Anavex Life Sciences Corp	8
292	*,e	ANI Pharmaceuticals, Inc	16
1,485	*,e	Anthera Pharmaceuticals, Inc	5

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

506	*	Applied Genetic Technologies Corp	$7
1,104	*,e	Aratana Therapeutics, Inc	7
894	*	Ardelyx, Inc	8
9,609	*	Arena Pharmaceuticals, Inc	16
7,383	*,e	Ariad Pharmaceuticals, Inc	55
5,359	*	Array Biopharma, Inc	19
2,299	*,e	Arrowhead Research Corp	12
969	*	Atara Biotherapeutics, Inc	22
2,944	*,e	Athersys, Inc	6
189	*,e	Avexis, Inc	7
1,017	*	Axovant Sciences Ltd	13
408	*,e	Axsome Therapeutics, Inc	3
873	*,e	Bellicum Pharmaceuticals, Inc	11
3,132	*	BioCryst Pharmaceuticals, Inc	9
9,128	*	Biogen Idec, Inc	2,207
6,771	*	BioMarin Pharmaceutical, Inc	527
3,334	*,e	Bio-Path Holdings, Inc	7
871	*	Bio-Rad Laboratories, Inc (Class A)	125
213	*	Biospecifics Technologies Corp	9
1,525		Bio-Techne Corp	172
2,650	*,e	BioTime, Inc	7
1,530	*,e	Bluebird Bio, Inc	66
828	*	Blueprint Medicines Corp	17
69,219		Bristol-Myers Squibb Co	5,091
4,348		Bruker BioSciences Corp	99
1,384	*	Cambrex Corp	72
704	*,e	Cara Therapeutics Inc	3
3,683	*	Catalent, Inc	85
1,355	*	Celator Pharmaceuticals, Inc	41
32,116	*	Celgene Corp	3,168
4,172	*,e	Celldex Therapeutics, Inc	18
412	*,e	Cellular Biomedicine Group, Inc	5
1,716	*,e	Cempra, Inc	28
3,076	*	Cepheid, Inc	95
1,993	*	Charles River Laboratories International, Inc	164
1,103	*,e	ChemoCentryx, Inc	5
1,747	*	Chimerix, Inc	7
1,180	*,e	ChromaDex Corp	5
448	*	Cidara Therapeutics, Inc	5
1,310	*,e	Clovis Oncology, Inc	18
1,216	*	Coherus Biosciences, Inc	21
551	*,e	Collegium Pharmaceutical, Inc	7
642	*	Concert Pharmaceuticals Inc	7
2,638	*,e	Corcept Therapeutics, Inc	14
4,829	*	Curis, Inc	8
1,140	*,e	Cytokinetics, Inc	11
849	*	CytomX Therapeutics, Inc	9
2,438	*,e	CytRx Corp	5
2,577	*,e	Depomed, Inc	51
851	*	Dermira, Inc	25
476	*	Dimension Therapeutics, Inc	3
4,800	*	Durect Corp	6
1,590	*,e	Dynavax Technologies Corp	23
364	*,e	Eagle Pharmaceuticals, Inc	14
681	*	Edge Therapeutics, Inc	7
296	*	Editas Medicine, Inc	7
977	*	Egalet Corp	5
135	*,e	Eiger BioPharmaceuticals, Inc	3
40,279		Eli Lilly & Co	3,172
1,340	*	Emergent Biosolutions, Inc	38
648	*	Enanta Pharmaceuticals, Inc	14
8,355	*	Endo International plc	130
1,449	*,e	Endocyte, Inc	5
1,275	*	Enzo Biochem, Inc	8
1,664	*	Epizyme, Inc	17

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

554	*,e	Esperion Thereapeutics, Inc	$5
4,001	*,e	Exact Sciences Corp	49
9,358	*,e	Exelixis, Inc	73
2,028	*	FibroGen, Inc	33
979	*	Five Prime Therapeutics, Inc	40
405	*	Flex Pharma, Inc	4
587	*,e	Flexion Therapeutics Inc	9
1,247	*,e	Fluidigm Corp	11
1,392	*	Fortress Biotech, Inc	4
507	*,e	Foundation Medicine, Inc	9
6,674	*,e	Galena Biopharma, Inc	3
810	*	Genomic Health, Inc	21
6,445	*,e	Geron Corp	17
55,137		Gilead Sciences, Inc	4,600
561	*,e	Global Blood Therapeutics, Inc	9
4,607	*	Halozyme Therapeutics, Inc	40
1,306	*,e	Heron Therapeutics, Inc	24
236	*	Heska Corp	9
6,621	*	Horizon Pharma plc	109
2,542	*,e	Idera Pharmaceuticals, Inc	4
1,240	*	Ignyta, Inc	7
5,955	*	Illumina, Inc	836
484	*,e	Immune Design Corp	4
3,866	*,e	Immunogen, Inc	12
3,543	*,e	Immunomedics, Inc	8
3,085	*	Impax Laboratories, Inc	89
1,711	*	INC Research Holdings, Inc	65
6,744	*	Incyte Corp	539
2,197	*	Infinity Pharmaceuticals, Inc	3
3,648	e	Innoviva, Inc	38
767	*	Inotek Pharmaceuticals Corp	6
2,690	*,e	Inovio Pharmaceuticals, Inc	25
2,595	*	Insmed, Inc	26
998	*,e	Insys Therapeutics, Inc	13
276	*	Intellia Therapeutics, Inc	6
673	*,e	Intercept Pharmaceuticals, Inc	96
1,040	*	Intersect ENT, Inc	13
1,415	*,e	Intra-Cellular Therapies, Inc	55
2,310	*,e	Intrexon Corp	57
889	*,e	Invitae Corp	7
5,139	*,e	Ionis Pharmaceuticals, Inc	120
5,284	*	Ironwood Pharmaceuticals, Inc	69
114,135		Johnson & Johnson	13,845
2,598	*,e	Juno Therapeutics, Inc	100
988	*	Karyopharm Therapeutics, Inc	7
3,304	*,e	Keryx Biopharmaceuticals, Inc	22
1,606	*,e	Kite Pharma, Inc	80
486	*,e	La Jolla Pharmaceutical Co	8
1,137	*,e	Lannett Co, Inc	27
1,763	*,e	Lexicon Pharmaceuticals, Inc	25
773	*,e	Ligand Pharmaceuticals, Inc (Class B)	92
1,951	*,e	Lion Biotechnologies, Inc	16
653	*,e	Lipocine, Inc	2
550	*,e	Loxo Oncology, Inc	13
1,733	*	Luminex Corp	35
1,309	*	MacroGenics, Inc	35
4,483	*	Mallinckrodt plc	272
11,905	*,e	MannKind Corp	14
712	*	Medgenics, Inc	4
2,880	*,e	Medicines Co	97
1,230	*,e	MediciNova, Inc	9
6,594	*	Medivation, Inc	398
115,127		Merck & Co, Inc	6,632
4,612	*	Merrimack Pharmaceuticals, Inc	25
1,108	*	Mettler-Toledo International, Inc	404

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,566	*,e	MiMedx Group, Inc	$36
684	*,e	Minerva Neurosciences, Inc	7
332	*,e	Mirati Therapeutics, Inc	2
2,562	*	Momenta Pharmaceuticals, Inc	28
18,027	*	Mylan NV	780
480	*	MyoKardia, Inc	6
2,876	*,e	Myriad Genetics, Inc	88
460	*	NanoString Technologies, Inc	6
280	*,e	NantKwest, Inc	2
1,110	*,e	Natera, Inc	13
5,532	*	Nektar Therapeutics	79
2,201	*	NeoGenomics, Inc	18
564	*,e	Neos Therapeutics, Inc	5
3,617	*	Neurocrine Biosciences, Inc	164
866	*,e	NewLink Genetics Corp	10
11,296	*,e	Novavax, Inc	82
543	*	Ocular Therapeutix, Inc	3
1,496	*,e	Omeros Corp	16
542	*,e	OncoMed Pharmaceuticals, Inc	7
1,250	*	Ophthotech Corp	64
13,300	*,e	Opko Health, Inc	124
2,776	*	Organovo Holdings, Inc	10
807	e	Osiris Therapeutics, Inc	4
1,016	*	Otonomy, Inc	16
1,035	*,e	OvaScience, Inc	5
3,094	*,e	Pacific Biosciences of California, Inc	22
1,577	*	Pacira Pharmaceuticals, Inc	53
529	e	Paratek Pharmaceuticals, Inc	7
2,297	*	Parexel International Corp	144
7,108		PDL BioPharma, Inc	22
4,539		PerkinElmer, Inc	238
5,894		Perrigo Co plc	534
694	*	Pfenex, Inc	6
249,704		Pfizer, Inc	8,792
2,423	*	PharmAthene, Inc	6
638		Phibro Animal Health Corp	12
1,961	*	Portola Pharmaceuticals, Inc	46
926	*	PRA Health Sciences, Inc	39
2,249	*	Prestige Brands Holdings, Inc	125
2,427	*,e	Progenics Pharmaceuticals, Inc	10
282	*	Proteostasis Therapeutics, Inc	3
1,437	*	Prothena Corp plc	50
1,436	*,e	PTC Therapeutics, Inc	10
1,018	*	Puma Biotechnology, Inc	30
9,472	*	Qiagen NV (NASDAQ)	207
3,416	*	Quintiles Transnational Holdings, Inc	223
1,230	*,e	Radius Health, Inc	45
3,398	*	Raptor Pharmaceutical Corp	18
227	*	Reata Pharmaceuticals, Inc	4
3,213	*	Regeneron Pharmaceuticals, Inc	1,122
869	*	REGENXBIO, Inc	7
1,210	*,e	Regulus Therapeutics, Inc	4
1,550	*,e	Relypsa, Inc	29
1,493	*	Repligen Corp	41
1,469	*,e	Retrophin, Inc	26
670	*,e	Revance Therapeutics, Inc	9
3,471	*	Rigel Pharmaceuticals, Inc	8
1,100	*,e	Sage Therapeutics, Inc	33
978	*	Sagent Pharmaceuticals	15
3,004	*,e	Sangamo Biosciences, Inc	17
1,786	*,e	Sarepta Therapeutics, Inc	34
2,282	*	Sciclone Pharmaceuticals, Inc	30
4,085	*,e	Seattle Genetics, Inc	165
745	*,e	Seres Therapeutics, Inc	22
1,189	*,e	Sorrento Therapeutics, Inc	7

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

702	*,e	Spark Therapeutics, Inc	$36
2,652	*	Spectrum Pharmaceuticals, Inc	17
414	*	Stemline Therapeutics, Inc	3
1,048	*	Sucampo Pharmaceuticals, Inc (Class A)	12
1,932	*	Supernus Pharmaceuticals, Inc	39
7,382	*,e	Synergy Pharmaceuticals, Inc	28
3,062	*	Synthetic Biologics, Inc	6
383	*,e	T2 Biosystems, Inc	3
1,333	*,e	Teligent, Inc	10
980	*,e	TESARO, Inc	82
1,526	*	Tetraphase Pharmaceuticals, Inc	7
1,516	*,e	TG Therapeutics, Inc	9
5,906	*,e	TherapeuticsMD, Inc	50
1,491	*,e	Theravance Biopharma, Inc	34
16,247		Thermo Electron Corp	2,401
770	*,e	Titan Pharmaceuticals, Inc	4
390	*	Tobira Therapeutics, Inc	5
430	*,e	Tokai Pharmaceuticals, Inc	2
1,790	*	Trevena, Inc	11
1,190	*	Trovagene, Inc	5
1,517	*	Ultragenyx Pharmaceutical, Inc	74
1,923	*	United Therapeutics Corp	204
1,501	*	Vanda Pharmaceuticals, Inc	17
946	*,e	Versartis, Inc	10
10,217	*	Vertex Pharmaceuticals, Inc	879
1,052	*	Vitae Pharmaceuticals, Inc	11
702	*	Vital Therapies, Inc	4
484	*	Voyager Therapeutics, Inc	5
3,221	*	VWR Corp	93
3,300	*	Waters Corp	464
314	*	WaVe Life Sciences Pte Ltd	7
663	*,e	XBiotech, Inc	14
1,194	*	Xencor Inc	23
2,448	*	Xenoport, Inc	17
704	*,e	Zafgen, Inc	4
4,815	*,e	ZIOPHARM Oncology, Inc	26
19,652		Zoetis Inc	933
845	*	Zogenix, Inc	7

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	80,030

REAL ESTATE - 4.7%
2,898		Acadia Realty Trust	103
755		AG Mortgage Investment Trust	11
943		Agree Realty Corp	45
2,153		Alexander & Baldwin, Inc	78
87		Alexander’s, Inc	36
3,080		Alexandria Real Estate Equities, Inc	319
466	*,e	Altisource Portfolio Solutions S.A.	13
2,339	e	Altisource Residential Corp	21
1,599		American Assets Trust,Inc	68
5,404		American Campus Communities, Inc	286
13,655		American Capital Agency Corp	271
1,755		American Capital Mortgage, Inc	28
7,178		American Homes 4 Rent	147
17,500		American Tower Corp	1,988
32,604		Annaly Capital Management, Inc	361
4,519		Anworth Mortgage Asset Corp	21
6,612		Apartment Investment & Management Co (Class A)	292
2,227		Apollo Commercial Real Estate Finance, Inc	36
7,347	e	Apple Hospitality REIT, Inc	138
1,288		Ares Commercial Real Estate Corp	16
1,267		Armada Hoffler Properties, Inc	17
1,518	e	ARMOUR Residential REIT, Inc	30
1,249		Ashford Hospitality Prime, Inc	18

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,090		Ashford Hospitality Trust, Inc	$17
454	*,e	AV Homes, Inc	6
5,688		AvalonBay Communities, Inc	1,026
769	e	Bluerock Residential Growth REIT, Inc	10
6,344		Boston Properties, Inc	837
7,108		Brandywine Realty Trust	119
7,928		Brixmor Property Group, Inc	210
3,565		Camden Property Trust	315
1,519		Capstead Mortgage Corp	15
3,493		Care Capital Properties, Inc	92
2,243		CareTrust REIT, Inc	31
1,667		CatchMark Timber Trust Inc	20
7,059		CBL & Associates Properties, Inc	66
12,426	*	CBRE Group, Inc	329
3,595		Cedar Realty Trust, Inc	27
1,627		Chatham Lodging Trust	36
2,532		Chesapeake Lodging Trust	59
6,703		Chimera Investment Corp	105
556	*	City Office REIT, Inc	7
4,557	e	Colony Financial, Inc	70
2,678	e	Colony Starwood Homes	81
5,267		Columbia Property Trust, Inc	113
5,125		Communications Sales & Leasing, Inc	148
174		Community Healthcare Trust, Inc	4
267	e	Consolidated-Tomoka Land Co	13
419		CorEnergy Infrastructure Trust, Inc	12
1,384		Coresite Realty	123
3,989		Corporate Office Properties Trust	118
4,821		Corrections Corp of America	169
8,737		Cousins Properties, Inc	91
13,946		Crown Castle International Corp	1,415
7,343		CubeSmart	227
2,920		CyrusOne, Inc	162
6,273		CYS Investments, Inc	52
3,638		DCT Industrial Trust, Inc	175
12,989		DDR Corp	236
8,448		DiamondRock Hospitality Co	76
6,088	e	Digital Realty Trust, Inc	663
5,985		Douglas Emmett, Inc	213
14,712		Duke Realty Corp	392
3,070		DuPont Fabros Technology, Inc	146
1,860		Dynex Capital, Inc	13
964		Easterly Government Properties, Inc	19
1,377		EastGroup Properties, Inc	95
2,519		Education Realty Trust, Inc	116
5,016		Empire State Realty Trust, Inc	95
2,617		Entertainment Properties Trust	211
2,870		Equinix, Inc	1,113
5,339	*	Equity Commonwealth	155
3,258		Equity Lifestyle Properties, Inc	261
3,785		Equity One, Inc	122
14,784		Equity Residential	1,018
2,702		Essex Property Trust, Inc	616
4,978		Extra Space Storage, Inc	461
420	e	Farmland Partners, Inc	5
2,926		Federal Realty Investment Trust	484
5,675		FelCor Lodging Trust, Inc	35
4,766		First Industrial Realty Trust, Inc	133
2,547		First Potomac Realty Trust	23
9,480		Forest City Realty Trust, Inc	211
1,413	*,e	Forestar Group, Inc	17
2,420		Four Corners Property Trust, Inc	50
4,124		Franklin Street Properties Corp	51
309	*	FRP Holdings, Inc	11
7,673		Gaming and Leisure Properties, Inc	265

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

23,867		General Growth Properties, Inc	$712
3,158		Geo Group, Inc	108
1,199		Getty Realty Corp	26
881		Gladstone Commercial Corp	15
5,364	*,e	Global Net Lease, Inc	43
2,836	e	Government Properties Income Trust	65
17,334		Gramercy Property Trust	160
1,379		Hannon Armstrong Sustainable Infrastructure Capital, Inc	30
4,112		Hatteras Financial Corp	67
19,492		HCP, Inc	690
4,293		Healthcare Realty Trust, Inc	150
5,602		Healthcare Trust of America, Inc	181
1,884		Hersha Hospitality Trust	32
3,988		Highwoods Properties, Inc	211
6,332		Hospitality Properties Trust	182
30,525		Host Marriott Corp	495
1,497	*	Howard Hughes Corp	171
3,138		Hudson Pacific Properties	92
1,375		Independence Realty Trust, Inc	11
4,617		Invesco Mortgage Capital, Inc	63
4,600		Investors Real Estate Trust	30
10,789		Iron Mountain, Inc	430
2,991	*	iStar Financial, Inc	29
1,867		Jones Lang LaSalle, Inc	182
3,408		Kennedy-Wilson Holdings, Inc	65
3,723		Kilroy Realty Corp	247
17,453		Kimco Realty Corp	548
3,499		Kite Realty Group Trust	98
1,570		Ladder Capital Corp	19
3,450		Lamar Advertising Co	229
4,399		LaSalle Hotel Properties	104
9,500		Lexington Realty Trust	96
6,172		Liberty Property Trust	245
1,589		LTC Properties, Inc	82
6,164		Macerich Co	526
3,534		Mack-Cali Realty Corp	95
569	*	Marcus & Millichap, Inc	14
8,614		Medical Properties Trust, Inc	131
15,586		MFA Mortgage Investments, Inc	113
3,186		Mid-America Apartment Communities, Inc	339
2,597		Monmouth Real Estate Investment Corp (Class A)	34
6,986		Monogram Residential Trust, Inc	71
1,549		National Health Investors, Inc	116
5,926		National Retail Properties, Inc	306
1,004		National Storage Affiliates Trust	21
8,336		New Residential Investment Corp	115
2,762		New Senior Investment Group, Inc	29
4,058	e	New York Mortgage Trust, Inc	25
6,777		New York REIT, Inc	63
822		NexPoint Residential Trust, Inc	15
2,437		NorthStar Realty Europe Corp	22
7,311		NorthStar Realty Finance Corp	84
7,718		Omega Healthcare Investors, Inc	262
567		One Liberty Properties, Inc	13
387	e	Orchid Island Capital, Inc	4
5,803		Outfront Media, Inc	140
7,444		Paramount Group, Inc	119
3,293		Parkway Properties, Inc	55
3,039	e	Pebblebrook Hotel Trust	80
3,002		Pennsylvania REIT	64
2,603		Pennymac Mortgage Investment Trust	42
5,550		Physicians Realty Trust	117
5,978		Piedmont Office Realty Trust, Inc	129
2,176		Post Properties, Inc	133
1,723		Potlatch Corp	59

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

971		Preferred Apartment Communities, Inc	$14
21,944		Prologis, Inc	1,076
819		PS Business Parks, Inc	87
6,123		Public Storage, Inc	1,565
1,928		QTS Realty Trust, Inc	108
3,606		RAIT Investment Trust	11
3,360		Ramco-Gershenson Properties	66
5,263		Rayonier, Inc	138
732		Re/Max Holdings, Inc	29
5,983	*	Realogy Holdings Corp	174
10,691		Realty Income Corp	741
3,160		Redwood Trust, Inc	44
4,031		Regency Centers Corp	337
1,443	e	Resource Capital Corp	19
3,984		Retail Opportunities Investment Corp	86
10,028		Retail Properties of America, Inc	169
2,685		Rexford Industrial Realty, Inc	57
5,071		RLJ Lodging Trust	109
283		RMR Group, Inc	9
1,626		Rouse Properties, Inc	30
1,845		Ryman Hospitality Properties	93
2,666		Sabra Healthcare REIT, Inc	55
392		Saul Centers, Inc	24
2,564		Select Income REIT	67
9,747		Senior Housing Properties Trust	203
990	e	Seritage Growth Properties	49
1,385		Silver Bay Realty Trust Corp	24
12,785		Simon Property Group, Inc	2,773
4,096		SL Green Realty Corp	436
1,889		Sovran Self Storage, Inc	198
18,856		Spirit Realty Capital, Inc	241
2,290	*,e	St. Joe Co	41
2,739	*	STAG Industrial, Inc	65
9,612		Starwood Property Trust, Inc	199
6,255		STORE Capital Corp	184
99	*	Stratus Properties, Inc	2
3,813		Summit Hotel Properties, Inc	50
2,587		Sun Communities, Inc	198
9,076		Sunstone Hotel Investors, Inc	110
3,910		Tanger Factory Outlet Centers, Inc	157
2,428		Taubman Centers, Inc	180
695	*	Tejon Ranch Co	16
1,821		Terreno Realty Corp	47
1,934		Tier REIT, Inc	30
761	*	Trinity Place Holdings, Inc	6
14,367		Two Harbors Investment Corp	123
10,915		UDR, Inc	403
994		UMH Properties, Inc	11
1,285	e,m	United Development Funding IV	4
575		Universal Health Realty Income Trust	33
3,855		Urban Edge Properties	115
1,188		Urstadt Biddle Properties, Inc (Class A)	29
14,015		Ventas, Inc	1,021
37,616		VEREIT, Inc	381
7,400		Vornado Realty Trust	741
3,060		Washington REIT	96
5,166		Weingarten Realty Investors	211
14,822		Welltower, Inc	1,129
1,871	e	Western Asset Mortgage Capital Corp	18
30,733		Weyerhaeuser Co	915
976		Whitestone REIT	15
4,380		WP Carey, Inc	304
7,659		WP GLIMCHER, Inc	86
4,278		Xenia Hotels & Resorts, Inc	72

		TOTAL REAL ESTATE	43,217

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

RETAILING - 5.0%
1,264	*	1-800-FLOWERS.COM, Inc (Class A)	$11
2,730		Aaron’s, Inc	60
2,820		Abercrombie & Fitch Co (Class A)	50
2,963		Advance Auto Parts, Inc	479
16,163	*	Amazon.com, Inc	11,567
6,834	e	American Eagle Outfitters, Inc	109
367	*,e	America’s Car-Mart, Inc	10
829	*	Asbury Automotive Group, Inc	44
7,267	*	Ascena Retail Group, Inc	51
2,694	*,e	Autonation, Inc	127
1,221	*	AutoZone, Inc	969
1,364	*	Barnes & Noble Education, Inc	14
2,159		Barnes & Noble, Inc	25
6,164	*	Bed Bath & Beyond, Inc	266
11,548		Best Buy Co, Inc	353
824		Big 5 Sporting Goods Corp	8
1,715	e	Big Lots, Inc	86
645		Blue Nile, Inc	18
517	*,e	Boot Barn Holdings, Inc	4
1,023	e	Buckle, Inc	27
512	*	Build-A-Bear Workshop, Inc	7
2,905	*	Burlington Stores, Inc	194
2,077	*	Cabela’s, Inc	104
1,284		Caleres, Inc	31
7,934	*,e	Carmax, Inc	389
966		Cato Corp (Class A)	36
5,696		Chico’s FAS, Inc	61
792		Children’s Place Retail Stores, Inc	64
619		Citi Trends, Inc	10
764	*	Container Store Group, Inc	4
1,858		Core-Mark Holding Co, Inc	87
2,760		CST Brands, Inc	119
2,260	*	Destination XL Group, Inc	10
3,623		Dick’s Sporting Goods, Inc	163
779	e	Dillard’s, Inc (Class A)	47
11,639		Dollar General Corp	1,094
9,374	*	Dollar Tree, Inc	883
2,767		DSW, Inc (Class A)	59
404	*	Duluth Holdings, Inc	10
4,286	*,e	Etsy, Inc	41
4,907		Expedia, Inc	522
3,087	*	Express Parent LLC	45
1,930		Finish Line, Inc (Class A)	39
2,292	*	Five Below, Inc	106
5,879		Foot Locker, Inc	323
1,652	*	Francesca’s Holdings Corp	18
1,409		Fred’s, Inc (Class A)	23
724	*	FTD Cos, Inc	18
595	*	Gaiam, Inc (Class A)	5
4,219		GameStop Corp (Class A)	112
9,205	e	Gap, Inc	195
840	*	Genesco, Inc	54
6,054		Genuine Parts Co	613
2,874		GNC Holdings, Inc	70
861		Group 1 Automotive, Inc	43
15,187	*	Groupon, Inc	49
2,487		Guess?, Inc	37
983		Haverty Furniture Cos, Inc	18
948	*,e	Hibbett Sports, Inc	33
51,706		Home Depot, Inc	6,602
1,388		HSN, Inc	68
12,859	*,e	JC Penney Co, Inc	114
705		Kirkland’s, Inc	10

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

7,447		Kohl’s Corp	$282
10,039		L Brands, Inc	674
733	*,e	Lands’ End, Inc	12
18,985	*	Liberty Interactive Corp	482
3,006	*	Liberty TripAdvisor Holdings, Inc	66
5,506	*	Liberty Ventures	204
960		Lithia Motors, Inc (Class A)	68
12,642	*	LKQ Corp	401
36,932		Lowe’s Companies, Inc	2,924
1,262	*,e	Lumber Liquidators, Inc	19
12,456		Macy’s, Inc	419
1,129	*	MarineMax, Inc	19
763	*,e	Mattress Firm Holding Corp	26
3,432	*	Michaels Cos, Inc	98
1,383		Monro Muffler, Inc	88
1,529	*	Murphy USA, Inc	113
16,934	*	NetFlix, Inc	1,549
5,102	e	Nordstrom, Inc	194
1,216		Nutri/System, Inc	31
22,026	*	Office Depot, Inc	73
848	*	Ollie’s Bargain Outlet Holdings, Inc	21
3,919	*	O’Reilly Automotive, Inc	1,062
712	e	Outerwall, Inc	30
567	*	Overstock.com, Inc	9
1,066	*,e	Party City Holdco, Inc	15
1,600		Penske Auto Group, Inc	50
848	e	PetMed Express, Inc	16
3,298	e	Pier 1 Imports, Inc	17
2,056	*	Priceline.com, Inc	2,567
2,196		Rent-A-Center, Inc	27
1,378	*,e	Restoration Hardware Holdings, Inc	40
16,332		Ross Stores, Inc	926
6,061	*	Sally Beauty Holdings, Inc	178
691	*,e	Sears Holdings Corp	9
2,224	*	Select Comfort Corp	48
576		Shoe Carnival, Inc	14
1,427	*	Shutterfly, Inc	67
3,228		Signet Jewelers Ltd	266
1,157		Sonic Automotive, Inc (Class A)	20
758	*	Sportsman’s Warehouse Holdings, Inc	6
1,474	e	Stage Stores, Inc	7
27,087		Staples, Inc	233
1,440		Stein Mart, Inc	11
2,004		Tailored Brands, Inc	25
24,515		Target Corp	1,712
4,540		Tiffany & Co	275
884	*	Tile Shop Holdings, Inc	18
432	*	Tilly’s, Inc	3
27,446		TJX Companies, Inc	2,120
5,467		Tractor Supply Co	498
4,718	*	TripAdvisor, Inc	303
1,789	*	Tuesday Morning Corp	13
2,426	*	Ulta Salon Cosmetics & Fragrance, Inc	591
3,362	*	Urban Outfitters, Inc	92
990	*	Vitamin Shoppe, Inc	30
1,299	*,e	Wayfair, Inc	51
640	*	West Marine, Inc	5
3,898		Williams-Sonoma, Inc	203
133		Winmark Corp	13
1,062	*	Zumiez, Inc	15

		TOTAL RETAILING	46,156

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.7%
210	*,e	Acacia Communications, Inc	8
1,628	*	Advanced Energy Industries, Inc	62
27,440	*	Advanced Micro Devices, Inc	141

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

844	*	Alpha & Omega Semiconductor Ltd	$12
1,324	*,e	Ambarella, Inc	67
3,751	*	Amkor Technology, Inc	22
12,692		Analog Devices, Inc	719
45,216		Applied Materials, Inc	1,084
3,483	*	Applied Micro Circuits Corp	22
5,359	*	Axcelis Technologies, Inc	14
15,645		Broadcom Ltd	2,431
2,909		Brooks Automation, Inc	33
1,066		Cabot Microelectronics Corp	45
2,349	*	Cavium, Inc	91
910	*	Ceva, Inc	25
2,678	*	Cirrus Logic, Inc	104
1,302		Cohu, Inc	14
4,110	*,e	Cree, Inc	100
12,862	e	Cypress Semiconductor Corp	136
1,646	*	Diodes, Inc	31
1,224	*	DSP Group, Inc	13
5,882	*	Entegris, Inc	85
1,921	*	Exar Corp	15
4,815	*	Fairchild Semiconductor International, Inc	96
3,183	*	First Solar, Inc	154
2,990	*	Formfactor, Inc	27
1,722	*	GigOptix, Inc	3
1,603	*	Inphi Corp	51
5,139	*	Integrated Device Technology, Inc	103
195,996		Intel Corp	6,429
5,704		Intersil Corp (Class A)	77
1,231		IXYS Corp	13
6,383		Kla-Tencor Corp	468
3,559	*	Kopin Corp	8
6,331		Lam Research Corp	532
5,097	*	Lattice Semiconductor Corp	27
9,553		Linear Technology Corp	444
987	*	MA-COM Technology Solutions	32
19,108		Marvell Technology Group Ltd	182
11,292		Maxim Integrated Products, Inc	403
2,280	*	MaxLinear, Inc	41
8,716		Microchip Technology, Inc	442
42,967	*	Micron Technology, Inc	591
4,670	*	Microsemi Corp	153
2,245		MKS Instruments, Inc	97
1,598		Monolithic Power Systems, Inc	109
1,014	*	Nanometrics, Inc	21
1,216	*	NeoPhotonics Corp Ltd	12
258		NVE Corp	15
21,122		Nvidia Corp	993
17,093	*	ON Semiconductor Corp	151
1,181	*	PDF Solutions, Inc	16
2,703	*	Photronics, Inc	24
1,292		Power Integrations, Inc	65
5,711	*	Qorvo, Inc	316
61,023		Qualcomm, Inc	3,269
4,954	*	Rambus, Inc	60
1,464	*	Rudolph Technologies, Inc	23
2,813	*	Semtech Corp	67
1,460	*	Sigma Designs, Inc	9
1,854	*	Silicon Laboratories, Inc	90
7,817		Skyworks Solutions, Inc	495
2,299	*,e	SunPower Corp	36
8,427		Teradyne, Inc	166
2,213		Tessera Technologies, Inc	68
41,750		Texas Instruments, Inc	2,616
928	*	Ultra Clean Holdings	5
1,078	*	Ultratech, Inc	25

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,796	*	Veeco Instruments, Inc	$30
2,408	*	Xcerra Corp	14
10,462		Xilinx, Inc	483

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	24,825

SOFTWARE & SERVICES - 11.6%
1,524	*	2U, Inc	45
1,417	*	A10 Networks, Inc	9
25,910		Accenture plc	2,935
4,872	*	ACI Worldwide, Inc	95
22,233		Activision Blizzard, Inc	881
1,761	*	Actua Corp	16
3,190	*	Acxiom Corp	70
20,253	*	Adobe Systems, Inc	1,940
7,179	*	Akamai Technologies, Inc	402
351	*,e	Alarm.com Holdings, Inc	9
780	*,e	ALJ Regional Holdings, Inc	4
2,394	*	Alliance Data Systems Corp	469
12,200	*	Alphabet, Inc (Class A)	8,583
12,331	*	Alphabet, Inc (Class C)	8,534
384	*	Amber Road, Inc	3
6,170		Amdocs Ltd	356
1,091	*	American Software, Inc (Class A)	11
1,936	*,e	Angie’s List, Inc	13
3,649	*	Ansys, Inc	331
631	*	Apigee Corp	8
244	*,e	Appfolio, Inc	4
3,399	*	Aspen Technology, Inc	137
1,048	*	Atlassian Corp plc	27
389	*	Autobytel, Inc	5
8,911	*	Autodesk, Inc	482
19,215		Automatic Data Processing, Inc	1,765
1,736	*	AVG Technologies NV	33
1,988	*	Bankrate, Inc	15
898	*	Barracuda Networks, Inc	14
3,330	*	Bazaarvoice, Inc	13
521	*,e	Benefitfocus, Inc	20
880	*,e	Black Knight Financial Services, Inc	33
2,030		Blackbaud, Inc	138
2,216	*	Blackhawk Network Holdings, Inc	74
1,604	*	Blucora, Inc	17
4,719		Booz Allen Hamilton Holding Co	140
1,713	*	Bottomline Technologies, Inc	37
1,972	*,e	Box, Inc	20
1,247	*	Brightcove, Inc	11
4,922		Broadridge Financial Solutions, Inc	321
1,302	*	BroadSoft, Inc	53
11,733		CA, Inc	385
1,033	*	CACI International, Inc (Class A)	93
12,369	*	Cadence Design Systems, Inc	301
2,264	*	Callidus Software, Inc	45
540	*	Carbonite, Inc	5
1,869	*	Cardtronics, Inc	74
797	*	Care.com, Inc	9
480		Cass Information Systems, Inc	25
6,779		CDK Global, Inc	376
921	*	ChannelAdvisor Corp	13
1,034	*	Cimpress NV	96
6,459	*	Citrix Systems, Inc	517
24,869	*	Cognizant Technology Solutions Corp (Class A)	1,424
1,689	*	Commvault Systems, Inc	73
5,765		Computer Sciences Corp	286
2,024	*	comScore, Inc	48
3,726		Convergys Corp	93

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,077	*	Cornerstone OnDemand, Inc	$79
1,370	*	CoStar Group, Inc	300
1,464		CSG Systems International, Inc	59
6,785		CSRA, Inc	159
1,140	*	Cvent, Inc	41
708	*	Datalink Corp	5
1,537	*	Demandware, Inc	115
1,843	*	DHI Group, Inc	12
335	*,e	Digimarc Corp	11
1,357		DST Systems, Inc	158
4,694		EarthLink Holdings Corp	30
44,487	*	eBay, Inc	1,041
1,160	e	Ebix, Inc	56
12,068	*	Electronic Arts, Inc	914
1,241	*	Ellie Mae, Inc	114
2,483	*	Endurance International Group Holdings, Inc	22
1,037	*,e	EnerNOC, Inc	7
1,657	*	Envestnet, Inc	55
2,068	*	EPAM Systems, Inc	133
1,587		EPIQ Systems, Inc	23
2,094	*	Euronet Worldwide, Inc	145
2,796		EVERTEC, Inc	43
886	*	Everyday Health, Inc	7
544	*	EXA Corp	8
1,501	*	ExlService Holdings, Inc	79
93,250	*	Facebook, Inc	10,657
1,313		Fair Isaac Corp	148
13,462		Fidelity National Information Services, Inc	992
6,281	*,e	FireEye, Inc	103
3,821	*	First American Corp	147
12,638	*	First Data Corp	140
9,202	*	Fiserv, Inc	1,001
1,340	*	Five9, Inc	16
3,772	*	FleetCor Technologies, Inc	540
1,659	*	FleetMatics Group plc	72
514		Forrester Research, Inc	19
6,035	*	Fortinet, Inc	191
3,408	*	Gartner, Inc	332
6,383	*	Genpact Ltd	171
1,325	*	Gigamon, Inc	50
6,353		Global Payments, Inc	454
315	*	Global Sources Ltd	3
647	*,e	Globant S.A.	25
5,108	*,e	Glu Mobile, Inc	11
1,933	*	GoDaddy, Inc	60
2,479	*,e	Gogo, Inc	21
3,325	*,e	GrubHub, Inc	103
1,039	*	GTT Communications, Inc	19
680	*	Guidance Software, Inc	4
2,990	*	Guidewire Software, Inc	185
1,077		Hackett Group, Inc	15
1,328	*	Higher One Holdings, Inc	7
1,639	*,e	Hortonworks, Inc	18
1,189	*	HubSpot, Inc	52
2,910		IAC/InterActiveCorp	164
1,120	*	Imperva, Inc	48
2,355	*	inContact, Inc	33
2,288	*	Infoblox, Inc	43
1,377	*	Information Services Group, Inc	5
445	*	Instructure, Inc	8
766	*,e	Interactive Intelligence, Inc	31
36,535		International Business Machines Corp	5,545
1,633	*	Intralinks Holdings, Inc	11
10,352		Intuit, Inc	1,155
2,031		j2 Global, Inc	128

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,265		Jack Henry & Associates, Inc	$285
1,823	*	Jive Software, Inc	7
2,712		Leidos Holdings, Inc	130
3,363	*	Limelight Networks, Inc	5
4,871	*	LinkedIn Corp	922
3,304	*	Lionbridge Technologies	13
1,143	*	Liquidity Services, Inc	9
2,686	*	Liveperson, Inc	17
1,024	*	LogMeIn, Inc	65
3,121	*	Manhattan Associates, Inc	200
1,025		Mantech International Corp (Class A)	39
1,311		Marchex, Inc (Class B)	4
1,714	*	Marketo, Inc	60
40,338		MasterCard, Inc (Class A)	3,552
1,373	*,e	Match Group, Inc	21
2,782		MAXIMUS, Inc	154
4,411		Mentor Graphics Corp	94
314,794		Microsoft Corp	16,108
391	*	MicroStrategy, Inc (Class A)	68
613	*,e	MINDBODY, Inc	10
1,253	*	Mitek Systems, Inc	9
1,693	*	MobileIron, Inc	5
844	*	Model N, Inc	11
1,065	*	MoneyGram International, Inc	7
1,800		Monotype Imaging Holdings, Inc	44
4,071	*	Monster Worldwide, Inc	10
216		NCI, Inc (Class A)	3
1,692	*	NetSuite, Inc	123
2,229	*,e	NeuStar, Inc (Class A)	52
909	*	New Relic, Inc	27
2,596		NIC, Inc	57
9,231	*	Nuance Communications, Inc	144
599	*,e	Numerex Corp	5
122,885		Oracle Corp	5,030
9,063	*,e	Pandora Media, Inc	113
444	*	Park City Group, Inc	4
13,372		Paychex, Inc	796
1,813	*,e	Paycom Software, Inc	78
880	*	Paylocity Holding Corp	38
47,422	*	PayPal Holdings, Inc	1,731
1,584		Pegasystems, Inc	43
1,536	*	Perficient, Inc	31
496	*	PFSweb, Inc	5
1,710	*	Planet Payment, Inc	8
2,115	*	Progress Software Corp	58
1,685	*	Proofpoint, Inc	106
1,099	*	PROS Holdings, Inc	19
4,860	*	PTC, Inc	183
1,059	*	Q2 Holdings, Inc	30
400		QAD, Inc (Class A)	8
3,971	*	QLIK Technologies, Inc	117
1,041	*	Qualys, Inc	31
1,192	*	QuinStreet, Inc	4
2,538	*	Quotient Technology, Inc	34
4,426	*	Rackspace Hosting, Inc	92
809	*,e	Rapid7, Inc	10
1,085	*	RealNetworks, Inc	5
2,115	*	RealPage, Inc	47
7,504	*	Red Hat, Inc	545
393		Reis, Inc	10
1,375	*	RetailMeNot, Inc	11
390	*	Rightside Group Ltd	4
2,430	*	RingCentral, Inc	48
750	*	Rosetta Stone, Inc	6
3,464	*	Rovi Corp	54

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,562	*	Rubicon Project, Inc	$21
8,252		Sabre Corp	221
26,722	*	Salesforce.com, Inc	2,122
594		Sapiens International Corp NV	7
1,738		Science Applications International Corp	101
1,059	*	Sciquest, Inc	19
257	*	SecureWorks Corp	4
6,500	*	ServiceNow, Inc	432
2,827	*,e	ServiceSource International LLC	11
831	*,e	Shutterstock, Inc	38
1,525	*	Silver Spring Networks, Inc	19
5,430	*	Splunk, Inc	294
690	*	SPS Commerce, Inc	42
2,138	*	Square, Inc	19
5,992		SS&C Technologies Holdings, Inc	168
661	*	Stamps.com, Inc	58
1,663	*	Sykes Enterprises, Inc	48
25,449		Symantec Corp	523
1,690	*	Synchronoss Technologies, Inc	54
6,503	*	Synopsys, Inc	352
1,329	*	Syntel, Inc	60
2,282	*	Tableau Software, Inc	112
3,433	*	Take-Two Interactive Software, Inc	130
1,464	*	Tangoe, Inc	11
708	*	TechTarget, Inc	6
834	*	TeleNav, Inc	4
730		TeleTech Holdings, Inc	20
5,345	*	Teradata Corp	134
4,088	*	TiVo, Inc	41
6,876		Total System Services, Inc	365
4,455		Travelport Worldwide Ltd	57
2,080	*,e	TrueCar, Inc	16
906	*	TubeMogul, Inc	11
26,276	*	Twitter, Inc	444
1,396	*	Tyler Technologies, Inc	233
1,207	*	Ultimate Software Group, Inc	254
2,160	*,e	Unisys Corp	16
640	*	United Online, Inc	7
6,404	*	Vantiv, Inc	363
425	*	Varonis Systems, Inc	10
1,227	*	Vasco Data Security International	20
2,567	*	Verint Systems, Inc	85
3,988	*,e	VeriSign, Inc	345
2,063	*,e	VirnetX Holding Corp	8
1,253	*	Virtusa Corp	36
79,761		Visa, Inc (Class A)	5,916
3,367	*,e	VMware, Inc (Class A)	193
1,463	*,e	WebMD Health Corp (Class A)	85
1,869	*	Website Pros, Inc	34
20,753		Western Union Co	398
1,599	*	WEX, Inc	142
4,828	*	Workday, Inc	361
912	*,e	Workiva, Inc	12
929	*	Xactly Corp	12
41,834		Xerox Corp	397
1,403	*	XO Group, Inc	24
1,059	*	Xura, Inc	26
36,021	*	Yahoo!, Inc	1,353
2,740	*	Yelp, Inc	83
3,351	*	Zendesk, Inc	88
2,077	*	Zillow Group, Inc	76
4,246	*	Zillow Group, Inc (Class C)	154
3,311	*	Zix Corp	12
30,167	*	Zynga, Inc	75

		TOTAL SOFTWARE & SERVICES	106,620

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

TECHNOLOGY HARDWARE & EQUIPMENT - 4.8%
4,409	*,e	3D Systems Corp	$60
2,222		Adtran, Inc	41
932	*	Aerohive Networks, Inc	6
1,059	*	Agilysys, Inc	11
12,440		Amphenol Corp (Class A)	713
1,193	*	Anixter International, Inc	64
227,783		Apple, Inc	21,776
654	*,e	Applied Optoelectronics, Inc	7
1,614	*	Arista Networks, Inc	104
7,489	*	ARRIS International plc	157
3,591	*	Arrow Electronics, Inc	222
1,363	*	Avid Technology, Inc	8
5,010		Avnet, Inc	203
2,062		AVX Corp	28
653		Badger Meter, Inc	48
429		Bel Fuse, Inc (Class B)	8
1,728		Belden CDT, Inc	104
2,361	*	Benchmark Electronics, Inc	50
755		Black Box Corp	10
19,299		Brocade Communications Systems, Inc	177
1,369	*	CalAmp Corp	20
1,907	*	Calix, Inc	13
6,215		CDW Corp	249
5,590	*	Ciena Corp	105
208,496		Cisco Systems, Inc	5,982
522	*,e	Clearfield, Inc	9
3,664		Cognex Corp	158
1,000	*	Coherent, Inc	92
4,943	*	CommScope Holding Co, Inc	153
784		Comtech Telecommunications Corp	10
490	*	Control4 Corp	4
44,645		Corning, Inc	914
1,729	*	Cray, Inc	52
1,425		CTS Corp	26
1,609		Daktronics, Inc	10
2,709		Diebold, Inc	67
1,490	*	Digi International, Inc	16
2,076		Dolby Laboratories, Inc (Class A)	99
750	*	DTS, Inc	20
789	*	Eastman Kodak Co	13
1,847	*	EchoStar Corp (Class A)	73
1,000		Electro Rent Corp	15
1,199		Electro Scientific Industries, Inc	7
1,985	*	Electronics for Imaging, Inc	85
79,672		EMC Corp	2,165
1,103	*	EMCORE Corp	7
259	*	ePlus, Inc	21
4,537	*	Extreme Networks, Inc	15
2,780	*	F5 Networks, Inc	316
1,440	*	Fabrinet	53
739	*	FARO Technologies, Inc	25
1,695		FEI Co	181
4,415	*	Finisar Corp	77
5,226	*,e	Fitbit, Inc	64
5,847		Flir Systems, Inc	181
3,947	*,e	Harmonic, Inc	11
4,886		Harris Corp	408
70,374		Hewlett Packard Enterprise Co	1,286
71,302		HP, Inc	895
2,439	*	II-VI, Inc	46
1,305	*	Immersion Corp	10
5,792	*	Infinera Corp	65
5,740		Ingram Micro, Inc (Class A)	200
1,504	*	Insight Enterprises, Inc	39

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,431		InterDigital, Inc	$80
3,133	*	InvenSense, Inc	19
1,459	*	IPG Photonics Corp	117
1,461	*	Itron, Inc	63
2,593	*	Ixia	25
8,018		Jabil Circuit, Inc	148
16,383		Juniper Networks, Inc	368
6,856	*	Keysight Technologies, Inc	199
1,302	*	Kimball Electronics, Inc	16
3,773	*,e	Knowles Corp	52
758	*	KVH Industries, Inc	6
2,589		Lexmark International, Inc (Class A)	98
911		Littelfuse, Inc	108
2,081	*	Lumentum Holdings, Inc	50
1,366	*	Maxwell Technologies, Inc	7
126		Mesa Laboratories, Inc	16
1,501		Methode Electronics, Inc	51
7,235		Motorola, Inc	477
632		MTS Systems Corp	28
555	*	Multi-Fineline Electronix, Inc	13
4,729		National Instruments Corp	130
5,468	*	NCR Corp	152
12,020		NetApp, Inc	296
1,274	*	Netgear, Inc	61
3,856	*	Netscout Systems, Inc	86
2,556	*,e	Nimble Storage, Inc	20
1,328	*	Novanta, Inc	20
4,246	*,e	Oclaro, Inc	21
836	*	OSI Systems, Inc	49
3,602	*	Palo Alto Networks, Inc	442
929		Park Electrochemical Corp	14
430		PC Connection, Inc	10
1,367		Plantronics, Inc	60
1,413	*	Plexus Corp	61
5,600	*	Polycom, Inc	63
2,483	*,e	Pure Storage, Inc	27
3,739	*	QLogic Corp	55
1,483	*	Radisys Corp	7
1,175	*	Rofin-Sinar Technologies, Inc	38
790	*	Rogers Corp	48
2,376	*	Sanmina Corp	64
1,187	*	Scansource, Inc	44
2,605	*	ShoreTel, Inc	17
216	e	Silicom Ltd	6
1,782	*,e	Silicon Graphics International Corp	9
2,205	*	Sonus Networks, Inc	19
2,178	*,e	Stratasys Ltd	50
1,554	*	Super Micro Computer, Inc	39
1,586	*	Synaptics, Inc	85
1,198		SYNNEX Corp	114
461	*	Systemax, Inc	4
1,442	*	Tech Data Corp	104
10,444	*	Trimble Navigation Ltd	254
2,698	*	TTM Technologies, Inc	20
1,073	e	Ubiquiti Networks, Inc	41
1,692	*	Universal Display Corp	115
1,586	*	USA Technologies, Inc	7
4,800	*	VeriFone Systems, Inc	89
1,815	*,e	Viasat, Inc	130
9,794	*	Viavi Solutions, Inc	65
5,632		Vishay Intertechnology, Inc	70
654	*	Vishay Precision Group, Inc	9
11,530		Western Digital Corp	545
2,122	*	Zebra Technologies Corp (Class A)	106

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	43,661

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

TELECOMMUNICATION SERVICES - 2.6%
3,853	*	8x8, Inc	$56
256,030		AT&T, Inc	11,063
490		ATN International, Inc	38
1,565	*	Boingo Wireless, Inc	14
22,292		CenturyTel, Inc	647
8,624	*	Cincinnati Bell, Inc	39
1,955		Cogent Communications Group, Inc	78
2,274	e	Consolidated Communications Holdings, Inc	62
1,092	*	Fairpoint Communications, Inc	16
48,411	e	Frontier Communications Corp	239
1,464	*	General Communication, Inc (Class A)	23
19,920	*,e	Globalstar, Inc	24
460	*	Hawaiian Telcom Holdco, Inc	10
609		IDT Corp (Class B)	9
1,405		Inteliquent, Inc	28
2,990	*,e	Iridium Communications, Inc	27
11,694	*	Level 3 Communications, Inc	602
757	*	Lumos Networks Corp	9
1,262	*	NII Holdings, Inc	4
2,552	*	Orbcomm, Inc	25
410	*	pdvWireless, Inc	9
5,178	*	SBA Communications Corp (Class A)	559
1,910		Shenandoah Telecom Co	75
859		Spok Holdings, Inc	16
31,717	*	Sprint Corp	144
384	*,e	Straight Path Communications, Inc	11
3,834		Telephone & Data Systems, Inc	114
11,833	*	T-Mobile US, Inc	512
580	*	US Cellular Corp	23
169,578		Verizon Communications, Inc	9,469
7,849	*	Vonage Holdings Corp	48
3,984	e	Windstream Holdings, Inc	37
6,062	*	Zayo Group Holdings, Inc	169

		TOTAL TELECOMMUNICATION SERVICES	24,199

TRANSPORTATION - 1.9%
2,138	*	Air Transport Services Group, Inc	28
4,959		Alaska Air Group, Inc	289
541		Allegiant Travel Co	82
285		Amerco, Inc	107
23,799		American Airlines Group, Inc	674
1,131		Arkansas Best Corp	18
1,047	*	Atlas Air Worldwide Holdings, Inc	43
3,471	*	Avis Budget Group, Inc	112
988	*	Celadon Group, Inc	8
5,898		CH Robinson Worldwide, Inc	438
1,347	e	Copa Holdings S.A. (Class A)	70
452	*	Covenant Transportation Group, Inc	8
39,930		CSX Corp	1,041
31,876		Delta Air Lines, Inc	1,161
1,254	*	Echo Global Logistics, Inc	28
7,568		Expeditors International of Washington, Inc	371
10,362		FedEx Corp	1,573
1,381		Forward Air Corp	62
2,296	*	Genesee & Wyoming, Inc (Class A)	135
2,171	*	Hawaiian Holdings, Inc	82
2,244	e	Heartland Express, Inc	39
14,718	*	Hertz Global Holdings, Inc	163
1,570	*	Hub Group, Inc (Class A)	60
3,674		J.B. Hunt Transport Services, Inc	297
13,344	*	JetBlue Airways Corp	221
4,468		Kansas City Southern Industries, Inc	403
2,204	*	Kirby Corp	138

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,760		Knight Transportation, Inc	$73
1,742		Landstar System, Inc	120
2,913		Macquarie Infrastructure Co LLC	216
1,041		Marten Transport Ltd	21
1,786		Matson, Inc	58
12,258		Norfolk Southern Corp	1,044
2,951	*	Old Dominion Freight Line	178
99	*	PAM Transportation Services, Inc	2
421		Park-Ohio Holdings Corp	12
759	*	Radiant Logistics, Inc	2
1,220	*	Roadrunner Transportation Services Holdings, Inc	9
2,221		Ryder System, Inc	136
1,140	*	Saia, Inc	29
2,080		Skywest, Inc	55
26,547		Southwest Airlines Co	1,041
3,015	*	Spirit Airlines, Inc	135
3,842	*,e	Swift Transportation Co, Inc	59
35,203		Union Pacific Corp	3,071
13,718	*	United Continental Holdings, Inc	563
28,695		United Parcel Service, Inc (Class B)	3,091
200		Universal Truckload Services, Inc	3
407	*	USA Truck, Inc	7
793	*	Virgin America, Inc	45
1,875		Werner Enterprises, Inc	43
2,328	*	Wesco Aircraft Holdings, Inc	31
3,629	*,e	XPO Logistics, Inc	95
1,384	*	YRC Worldwide, Inc	12

		TOTAL TRANSPORTATION	17,802

UTILITIES - 3.7%
27,308		AES Corp	341
4,781		AGL Resources, Inc	315
2,057		Allete, Inc	133
9,155		Alliant Energy Corp	363
10,063		Ameren Corp	539
20,318		American Electric Power Co, Inc	1,424
1,493		American States Water Co	65
7,382		American Water Works Co, Inc	624
6,956		Aqua America, Inc	248
366		Artesian Resources Corp	12
5,498		Atlantic Power Corp	14
2,435	e	Atlantica Yield plc	45
4,152		Atmos Energy Corp	338
2,315		Avangrid, Inc	107
2,597		Avista Corp	116
2,123	e	Black Hills Corp	134
2,026		California Water Service Group	71
16,079	*	Calpine Corp	237
18,179		Centerpoint Energy, Inc	436
670		Chesapeake Utilities Corp	44
11,263		CMS Energy Corp	517
518		Connecticut Water Service, Inc	29
12,284		Consolidated Edison, Inc	988
626		Consolidated Water Co, Inc	8
275		Delta Natural Gas Co, Inc	7
25,412		Dominion Resources, Inc	1,980
7,200		DTE Energy Co	714
28,640		Duke Energy Corp	2,457
5,091	*	Dynegy, Inc	88
13,128		Edison International	1,020
1,646		El Paso Electric Co	78
1,919		Empire District Electric Co	65
7,424		Entergy Corp	604
13,094		Eversource Energy	784
36,827		Exelon Corp	1,339

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

17,634		FirstEnergy Corp	$616
535	e	Genie Energy Ltd	4
6,400		Great Plains Energy, Inc	195
4,472	*	Hawaiian Electric Industries, Inc	147
1,914		Idacorp, Inc	156
6,556		ITC Holdings Corp	307
8,034		MDU Resources Group, Inc	193
1,437		MGE Energy, Inc	81
644		Middlesex Water Co	28
3,449		National Fuel Gas Co	196
3,600		New Jersey Resources Corp	139
19,132		NextEra Energy, Inc	2,495
13,439		NiSource, Inc	356
1,124		Northwest Natural Gas Co	73
1,790		NorthWestern Corp	113
13,378		NRG Energy, Inc	201
1,290		NRG Yield, Inc (Class A)	20
2,626		NRG Yield, Inc (Class C)	41
8,254		OGE Energy Corp	270
2,141		ONE Gas, Inc	143
1,582		Ormat Technologies, Inc	69
1,620		Otter Tail Corp	54
2,385	e	Pattern Energy Group, Inc	55
20,613		PG&E Corp	1,318
3,225		Piedmont Natural Gas Co, Inc	194
4,420		Pinnacle West Capital Corp	358
3,355		PNM Resources, Inc	119
3,322		Portland General Electric Co	147
27,527		PPL Corp	1,039
20,825		Public Service Enterprise Group, Inc	971
6,756		Questar Corp	171
5,399		SCANA Corp	408
10,193		Sempra Energy	1,162
678		SJW Corp	27
2,886		South Jersey Industries, Inc	91
38,960		Southern Co	2,089
1,975		Southwest Gas Corp	155
123		Spark Energy, Inc	4
1,831		Spire, Inc	130
3,498	*	Talen Energy Corp	47
9,633		TECO Energy, Inc	266
3,671	e	TerraForm Global, Inc	12
3,549	e	TerraForm Power, Inc	39
7,127		UGI Corp	323
597		Unitil Corp	25
3,477		Vectren Corp	183
876	*,e	Vivint Solar, Inc	3
12,871		WEC Energy Group, Inc	840
5,586		Westar Energy, Inc	313
2,078		WGL Holdings, Inc	147
21,003		Xcel Energy, Inc	941
672		York Water Co	22

		TOTAL UTILITIES	33,780

		TOTAL COMMON STOCKS (Cost $462,777)	915,321

RIGHTS / WARRANTS - 0.0%

DIVERSIFIED FINANCIALS - 0.0%
92	m	Emergent Capital, Inc	0	^

		TOTAL DIVERSIFIED FINANCIALS	0	^

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
643	m	Forest Laboratories, Inc CVR	$1
244	m	Omthera Pharmaceuticals, Inc	0	^
1,733	m	Trius Therapeutics, Inc	0	^

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1

SOFTWARE & SERVICES - 0.0%
1,221	m	Gerber Scientific, Inc	0	^

		TOTAL SOFTWARE & SERVICES	0	^

TELECOMMUNICATION SERVICES - 0.0%
2,267	m	Leap Wireless International, Inc	6

		TOTAL TELECOMMUNICATION SERVICES	6

		TOTAL RIGHTS / WARRANTS (Cost $6)	7

SHORT-TERM INVESTMENTS - 2.2%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.2%
20,250,458	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	20,250

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	20,250

		TOTAL SHORT-TERM INVESTMENTS (Cost $20,250)	20,250

		TOTAL INVESTMENTS - 102.2% (Cost $483,033)	935,578
		OTHER ASSETS & LIABILITIES, NET - (2.2)%	(19,910)

		NET ASSETS - 100.0%	$915,668

Abbreviation(s):

REIT	Real Estate Investment Trust

SPDR	Standard & Poor’s Depositary Receipts

*	Non-income producing

^	Amount represents less than $1,000.

c	Investments made with cash collateral received from securities on loan.

d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts transactions.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $19,956,000.

m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Management Committee.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s semi-annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA SEPARATE ACCOUNT VA-1

Dated: August 11, 2016	By:	/s/ Robert G. Leary
Robert G. Leary
Principal Executive Officer and Executive
Vice President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: August 11, 2016	By:	/s/ Robert G. Leary
Robert G. Leary
Principal Executive Officer and Executive
Vice President
(principal executive officer)

Dated: August 11, 2016	By:	/s/ Glenn E. Brightman
Glenn E. Brightman
Chief Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer